N-2	Jan. 31, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001816389
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BlackRock Private Investments Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Institutional Shares	Class D Shares
Maximum Sales Load imposed on purchases (as a percentage of offering price)(1)	None	None
Dividend Reinvestment Plan Fees(2)	None	None
Maximum Early Repurchase Fee(3)	2.00%	2.00%

Annual Expenses
(expenses that you pay each year as a percentage of average net assets attributable to Shares)
Management Fees(4)(10)	1.75%	1.75%
Servicing Fee(5)	None	0.25%
Other Expenses(6)	1.52%	1.51%
Acquired Fund Fees and Expenses(7)(8)	1.08%	1.08%
Total Annual Expenses(7)	4.35%	4.59%
Fee Waiver and/or Expense Reimbursement(9)(10)	(1.55)%	(1.54)%
Total Annual Expenses After Fee Waiver and/or Expense Reimbursement(9)(10)	2.80%	3.05%
(1)
There is no sales load for Institutional Shares or Class D Shares; however, investors may be required to pay brokerage commissions on purchases or sales of Institutional Shares or Class D Shares to their Selling Agents. Investors should consult with their Selling Agents about any additional fees or charges their Selling Agents might impose on each class of Shares in addition to any fees imposed by the Fund.

(2)
The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”

(3)
A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the one‑year anniversary of a shareholder’s purchase of the Shares (on a “first in - first out” basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder. See “Repurchase of Fund Shares; Transfer Restrictions.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Institutional Shares	Class D Shares
Maximum Sales Load imposed on purchases (as a percentage of offering price)(1)	None	None
Dividend Reinvestment Plan Fees(2)	None	None
Maximum Early Repurchase Fee(3)	2.00%	2.00%

Annual Expenses
(expenses that you pay each year as a percentage of average net assets attributable to Shares)
Management Fees(4)(10)	1.75%	1.75%
Servicing Fee(5)	None	0.25%
Other Expenses(6)	1.52%	1.51%
Acquired Fund Fees and Expenses(7)(8)	1.08%	1.08%
Total Annual Expenses(7)	4.35%	4.59%
Fee Waiver and/or Expense Reimbursement(9)(10)	(1.55)%	(1.54)%
Total Annual Expenses After Fee Waiver and/or Expense Reimbursement(9)(10)	2.80%	3.05%
(4)
The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined monthly (before the accrual of the distribution fee and the management fee for that month and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that month). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”

(5)
Institutional Shares are not subject to a distribution fee or shareholder servicing fee. Class D Shares are subject to an ongoing shareholder servicing fee (the “Servicing Fee”) that will accrue at an annual rate equal to 0.25%. The Distributor uses these fees, in respect of the Class D Shares, to compensate Selling Agents for providing ongoing services in respect of clients who own Class D Shares of the Fund (and not for distribution services). See “Plan of Distribution.”

(6)	Other Expenses have been restated to reflect current fees.
(7)
The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

(8)
Includes fees and expenses of the Portfolio Funds in which the Fund invests. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund invests and have been calculated in good faith based on the most reasonably available information to the Fund at the time of calculation. Fees and expenses of Portfolio Funds may be substantially higher or lower in the future and, therefore, significantly affect “Acquired Fund Fees and Expenses,” because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.

(9)	Reflects a 0.75% contractual waiver on the management fee in place until December 31, 2024 pursuant to the Fee Reduction Agreement.
(10)
Effective November 15, 2023, the Fund has entered into an Expense Agreement pursuant to which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average monthly value of the net assets of each share class. Prior to November 15, 2023, the Advisor agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.75% of the Fund’s average quarterly value of the net assets of each share class pursuant to a prior expense limitation agreement that was in effect from the commencement of operations of the Fund until November 15, 2023. Subject to the terms of the Expense Agreement and provided that the Fund has more than $50 million in assets and BlackRock or an affiliate serves as the Fund’s investment adviser or administrator, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on December 31, 2027. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement.

The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
As required by relevant SEC regulations, the following examples demonstrate the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual expenses would remain at the percentage levels set forth in the table above and that the Expense Agreement are only in effect for the first year since it expires on June 30, 2025. The Expense Agreement, however, does continue from year to year if approved by a majority of the Fund’s Independent Trustees. Actual expenses may be more or less than shown below.
Example 1
An investor would pay the following expenses on a $1,000 investment in the Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$48	$118	$208	$440
Class D Shares	$51	$125	$220	$460
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$28	$118	$208	$440
Class D Shares	$31	$125	$220	$460
Example 2
An investor would pay the following expenses on a $25,000 investment in Class D Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$1,270	$3,119	$5,488	$11,495
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$770	$3,119	$5,488	$11,495
Example 3
An investor would pay the following expenses on a $1,000,000 investment in Institutional Shares, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$48,308	$117,801	$208,461	$440,318
You would pay the following if you did not tender your Shares for repurchase by the Fund:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$28,308	$117,801	$208,461	$440,318

Purpose of Fee Table , Note [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold Shares.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]	The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined monthly (before the accrual of the distribution fee and the management fee for that month and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that month). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”
Acquired Fund Fees and Expenses, Note [Text Block]	Includes fees and expenses of the Portfolio Funds in which the Fund invests. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund invests and have been calculated in good faith based on the most reasonably available information to the Fund at the time of calculation. Fees and expenses of Portfolio Funds may be substantially higher or lower in the future and, therefore, significantly affect “Acquired Fund Fees and Expenses,” because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.
Acquired Fund Fees Estimated, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund invests and have been calculated in good faith based on the most reasonably available information to the Fund at the time of calculation. Fees and expenses of Portfolio Funds may be substantially higher or lower in the future and, therefore, significantly affect “Acquired Fund Fees and Expenses,” because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.
Acquired Fund Incentive Allocation, Note [Text Block]	The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation.
Acquired Fund Total Annual Expenses, Note [Text Block]	The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
Investment Objective and Strategy
Investment Objective. The Fund’s investment objective is to seek long-term capital appreciation and to provide attractive risk-adjusted returns primarily through an actively-managed portfolio that provides eligible investors with targeted exposure to private equity investments. The Fund is not intended as, and you should not construe it to be, a complete investment program. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund’s investment objective is a non‑fundamental policy of the Fund and may be changed by the Board without prior shareholder approval.
Investment Strategy. In seeking to achieve its investment objective, under normal conditions, the Fund invests (which for this purpose includes unfunded capital commitments) a majority of its net assets over time in privately offered equity securities of operating companies (“Portfolio Companies”) and interests in professionally managed private equity funds (“Portfolio Funds”). Interests in such Portfolio Funds may be purchased (i) from third party holders of such interests in secondary transactions or (ii) as part of sponsor‑led transactions where the assets held by the Portfolio Fund are known at the time of investment (such Portfolio Funds, “sponsor‑led continuation vehicles”). The Fund will also invest a portion of its Managed Assets in a portfolio of cash and cash equivalents, liquid fixed-income securities and other credit instruments, publicly-traded equity securities, exchange-traded funds (“ETFs”) and exchange-traded and over‑the‑counter (“OTC”) derivative instruments (the “Income-Focused Sleeve”). The Advisor acts as the investment adviser to the Fund and manages the Fund’s investments in the Income-Focused Sleeve. BAL has entered into an agreement with BlackRock Capital Investment Advisors, LLC (“BCIA” or the “Sub‑Advisor”), pursuant to which BCIA manages the Fund’s investments in Portfolio Companies and Portfolio Funds (the “Private Equity Sleeve”).
Under normal circumstances, the Fund will invest at least 80% of its Managed Assets in private investments. For purposes of this policy, “private investments” include, without limitation, Direct Investments (as defined below), interests in Portfolio Funds, securities or other instruments acquired by the Fund in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “1933 Act”), including without limitation 144A securities, privately placed bank loans, restricted securities, securities acquired in private placements made under Regulation D and similar private investments, and securities or other instruments for which no secondary market is readily available, including, for the avoidance of doubt, any such assets that may be held in the Income-Focused Sleeve. Issuers of private investments may not have a class of securities registered and may not be subject to periodic reporting pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Fund may invest up to 20% of its Managed Assets in investments that are not private investments. For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes, the Fund may hold more than 20% of its Managed Assets in investments that are not private investments or in cash or cash equivalents.
The Private Equity Sleeve will be invested in Portfolio Companies or in Portfolio Funds that invest in such Portfolio Companies. The portion of Fund assets allocated to the Private Equity Sleeve and the Income-Focused Sleeve, respectively, will vary over time as the Fund deploys capital to investments in Portfolio Companies and Portfolio Funds, and, during periods of increased cash inflows, the Fund may hold a relatively greater percentage of its Managed Assets in the Income-Focused Sleeve.
Through the Private Equity Sleeve, the Fund will seek to participate in privately placed equity and, in some cases, privately placed debt investments in Portfolio Companies (“Direct Investments”) that have been identified by BCIA as well as Direct Investments that are made available to the Fund by private equity sponsors not affiliated with BlackRock (each, a “Portfolio Fund Manager”). Direct Investments made alongside a fund or account managed by, or through a collective investment vehicle established by, a Portfolio Fund Manager are typically investment opportunities offered to investors on a co‑investment basis. The Fund may also acquire Direct Investments from third-party investors. The Fund will seek to invest across varying geographic regions (e.g., North America, Europe, Asia-Pacific and Latin America) and industries and employ various strategies typical of private equity investing, including, but not limited to, growth capital, special situations, venture capital, buyouts, private infrastructure and real assets. The allocation of the Fund’s assets to different strategies and regions will largely depend on the maturity and depth of the private equity market in the applicable strategy or region. The Private Equity Sleeve may, from time to time, also hold publicly traded equity securities that were initially acquired by the Fund in a privately negotiated transaction where the relevant Portfolio Company subsequently engaged in a public offering of its securities.
Under normal market conditions, BCIA expects that the Private Equity Sleeve will be comprised primarily of (i) interests in Portfolio Funds that have been acquired from third party investors in secondary transactions or as part of sponsor‑led continuation vehicles (“Secondary Investments”), where the Portfolio Funds seek to employ the same types of private equity investment strategies as the Fund; and (ii) Direct Investments. Secondary Investments may be acquired by the Fund in privately negotiated transactions with third party investors or the sponsors of such Portfolio Funds and may involve the purchase of interests in a single Portfolio Fund or the purchase of a portfolio of interests in multiple Portfolio Funds having the same or different Portfolio Fund Managers. Acquisitions of Secondary Investments other than sponsor‑led continuation vehicles are expected to occur most frequently after the end of the relevant Portfolio Fund’s fundraising period. Secondary Investments other than sponsor‑led continuation vehicles are typically made in Portfolio Funds that are fully invested in Portfolio Companies and are further along in their development pattern. The Fund’s Secondary Investments will be made across vintage years (i.e., the year in which a Portfolio Fund begins investing in Portfolio Companies). Generally, under normal market conditions, the Fund intends its exposure to Direct Investments to outweigh its allocation to Secondary Investments.
The investment strategies that may characterize Direct Investments or that may be pursued by Portfolio Funds in which the Fund may acquire an interest include, but are not limited to:
•
Growth Investments. Growth investments are typically minority investments with little or no leverage in fast-growing companies that seek capital for further expansion. Growth equity strategies have the potential to provide attractive upside in a private equity portfolio, provided there is strong underlying growth of the respective economy or specific sector.

•
Special Situations. The objective of special situations investments is to invest in underperforming or distressed companies and facilitate a turnaround in companies which may go through a bankruptcy or other restructuring process. The Fund will typically seek to make Direct Investments in special situations by investing alongside Portfolio Funds that have this investment objective.

•
Venture Capital. Venture capital investments are typically made in new and emerging companies, often in the technology and healthcare sectors. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. The Fund expects that venture capital investments will represent a less significant portion of the Fund’s portfolio.

•
Buyouts. The standard buyout or leveraged buyout involves the acquisition or recapitalization of existing companies or divisions of businesses in order to reposition them for growth and operational improvement. Buyouts may involve carve-outs of larger organizations or the purchase of family-owned enterprises with the ability to expand. The Fund will typically seek to invest in control buyout strategies by investing alongside Portfolio Funds that obtain operating control through majority ownership and a voting majority on the board. The Fund may seek to mitigate risk by diversifying across various sizes of the buyout industry that are perceived as the most attractive as well as by investing in multiple geographies, industries and alongside multiple Portfolio Funds.

•	Private Infrastructure. Private infrastructure investments typically include investments in equity securities of companies that focus on utilities and/or transportation infrastructure.
•	Real Assets. Investments in real assets typically involve seeking to gain exposure to real estate, physical commodities, natural resources (such as agriculture or timber) and/or precious metals.
The investment opportunities in Portfolio Companies and Portfolio Funds that fall within the Fund’s investment objective and strategies and certain policies set by the Board will be identified and selected by BCIA. BCIA and the Fund intend to rely on an exemptive order that permits the Fund to co‑invest in privately negotiated transactions sourced by BCIA or its controlled subsidiaries, on a side‑by‑side basis with affiliated investment funds advised or sub‑advised by BCIA or its controlled subsidiaries (the “Co‑Investment Order”). The Co‑Investment Order contains a number of conditions that may limit the ability of the Fund to participant in certain potential investments compared to other private funds offered by BCIA or its affiliates. The Fund expects that investments made in reliance on the Co‑Investment Order will be limited to certain equity investments in the Private Equity Sleeve.
BCIA expects to use a broad range of resources to identify Portfolio Companies and Portfolio Funds for investment and to leverage the global research and diligence capabilities of BlackRock Private Equity Partners (“PEP”), an internal business unit of BCIA, and PEP’s established relationships with Portfolio Fund Managers, company management teams and sell-side market participants. BCIA’s sourcing of investments will include both bottom‑up fund selection and top‑down asset allocation analyses, with the goal of constructing a balanced portfolio of investments with the potential for strong performance, and involves a combination of quantitative and qualitative analyses supported by active market coverage and systematic investment monitoring.
Within the top‑down asset allocation process, BCIA develops its view on the relative attractiveness of the different regions, industries and themes. It considers aspects such as acceptance of private equity as an asset class in certain regions, supply of capital, regulations and legal and tax framework, leveraging the macroeconomic research of BlackRock. The assessment is regularly complemented with an analysis of the private equity industries in those regions. The goal is to identify attractive segments within the private equity asset class (geographic regions, financing stages and sectors).
For the bottom‑up process, BCIA follows the concept of market/industry coverage in its target regions. Each investment professional is ultimately responsible for maintaining relationships with a subset of Portfolio Fund Managers, as well as cultivating relationships with new and emerging general partners in their target region. BCIA uses market intelligence gathered through both its existing relationships and proactive efforts to maintain an evergreen “pipeline report” of Portfolio Fund investment opportunities from which to draw upon during the course of its capital deployment activities.
BCIA’s due diligence process relies primarily on the expertise and experience of PEP and involves a combination of qualitative and quantitative analysis and reference checks, including, but not limited to, face‑to‑face meetings with Portfolio Fund Managers. BCIA reviews and analyzes information gathered at these meetings along with all the written information on the applicable Portfolio Fund, including offering memoranda, subscription/legal documents, annual reports, marketing material and cash flow data. Given their fully or partially funded nature, Secondary Investments are expected to involve an additional layer of due diligence focused on evaluating and pricing the assets in the portfolio as well as assessing the ability of the Portfolio Fund Manager to put any remaining un‑called capital to work. This secondary analysis involves, among other things, sophisticated bottom‑up valuation tools, proprietary databases of comparable transactions, company information provided by teams involved in primary investments in Portfolio Funds and a review of sector trends. When performing due diligence on a potential Direct Investment, the due diligence team will generally analyze factors such as historical operating performance, management credentials, business strategy, the industry in which the target Portfolio Company competes and overall fit with the sponsor’s investment philosophy and prior track record.
BCIA will seek to invest the portion of the Fund’s assets allocated to Secondary Investments, if any, across Portfolio Funds based on a range of factors including availability, pricing, actual and projected cash flows, past performance of a Portfolio Fund or its sponsor during various time periods and market cycles and the reputation and experience of the Portfolio Fund Manager and expertise in a given strategy, geographic focus or industry. In connection with making Secondary Investments, BCIA expects to focus on highly funded positions with expected early distributions, diversified portfolios with solid levels of leverage and established businesses with strong profitability.
After making a Direct Investment, BCIA will monitor the progress of the respective investments, refreshing key elements of the initial due diligence activity and review those elements through an on‑going time series analysis. In addition, BCIA will seek to develop and maintain close working relationships with the relevant Portfolio Fund Manager, Portfolio Company management and/or other investors in the company. In some cases, employees of BCIA may serve on a Portfolio Company’s board of directors or as a board observer; however, because the Fund will typically hold a minority equity interest, it often will not be able to do so. In the case of Secondary Investments, BCIA will monitor each investment by, among other things, gathering and analyzing financial information including Portfolio Fund annual and quarterly reports, attending annual meetings, potentially participating on advisory boards and boards of directors and maintaining on‑going informal contacts with Portfolio Fund Managers. BCIA expects to perform an on‑going analysis of each Portfolio Fund’s investment activities assessing risk exposures and performance drivers.
The Fund may invest, directly and through its investments in Portfolio Funds, in equity securities of companies of any market capitalization located anywhere in the world, including companies located in emerging markets. Foreign securities in which the Fund may invest may be U.S. dollar-denominated or non‑U.S. dollar-denominated.
With regards to the Income-Focused Sleeve, the Fund may invest in fixed-income securities across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, senior secured floating rate and fixed rate loans, second lien loans, bank loans and other fixed and floating or variable rate debt obligations. The Fund may invest in such fixed-income securities of issuers located in the United States and non‑U.S. countries, including emerging market countries. There is no limit on the maturity or duration of securities in which the Fund may invest. While the amount of the Fund’s net assets allocated to the Income-Focused Sleeve may vary over time as investors subscribe for Shares and if the Fund repurchases Shares in connection with periodic tender offers, the Advisor anticipates allocating no more than 20% of the Fund’s Managed Assets (calculated at the time of investment) to investments in the Income-Focused Sleeve under normal conditions.
The Fund may invest any amount of its assets allocated to the Income-Focused Sleeve in securities of any credit quality, including securities that are rated at the time of investment below investment grade—i.e., “Ba” or “BB” or below by Moody’s, S&P”) or Fitch, or securities that are judged to be of comparable quality by the Advisor. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and are commonly referred to as “junk bonds” or “high yield securities.” In the case of securities with split ratings (i.e., a security receiving two different ratings from two different rating agencies), the Fund will apply the higher of the applicable ratings. See “Risks—Below Investment Grade Securities Risk.”
The Advisor also may invest a portion of the Fund’s assets allocated to the Income-Focused Sleeve in publicly traded equity securities and, subject to applicable regulatory limits, the securities of affiliated and unaffiliated ETFs that are designed to track the performance of a securities index.
The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps) and may purchase and sell exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments (collectively, “Strategic Transactions”). The Fund may use Strategic Transactions for hedging purposes or to enhance total return. Additionally, the Fund may enter into any type of Strategic Transaction for the purpose or effect of creating investment leverage in a limited manner or subject to a limit on leverage risk calculated based on value‑at‑risk, as required by Rule 18f‑4 under the Investment Company Act. See “The Fund’s Investments—Portfolio Contents and Techniques—Strategic Transactions.”
It is expected that the Fund will invest a portion of the assets allocated to the Private Equity Sleeve in Portfolio Funds and Direct Investments indirectly through one or more wholly owned subsidiaries formed in one or more jurisdictions and treated as corporations for U.S. federal income tax purposes (each, a “Blocker Subsidiary,” and together, the “Blocker Subsidiaries”). The Fund typically expects to invest indirectly through the Blocker Subsidiaries if it believes it is desirable to do so to comply with the requirements for qualification as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”). For example, the Fund may hold equity interests in an operating Portfolio Company conducted in “pass-through” form (i.e., as a partnership for U.S. federal income tax purposes) through a taxable domestic or non‑U.S. Blocker Subsidiary, or may invest in commodities through a non‑U.S. Blocker Subsidiary, because such an investment, if made directly, would produce income that is not qualifying income for a RIC. Any Blocker Subsidiary organized in the United States will generally be subject to U.S. federal, state and local income tax at corporate rates. In general, in order to comply with the diversification requirements under Subchapter M of the Code, the Fund may not invest more than 25% of the value of its assets in the stock of one or more Blocker Subsidiaries that are engaged in the same or similar or related trades or businesses. A determination that two or more Blocker Subsidiaries are in the same or similar or related trades or businesses, and thus subject to a single 25% limitation under the diversification tests, could limit the Fund’s ability to pursue a particular investment.
The Blocker Subsidiaries will not be registered under the Investment Company Act and will not be subject to the investor protections of the Investment Company Act. The Blocker Subsidiaries will have the same investment objective as the Fund and be advised or managed by the Advisor, except that any portion of the assets allocated to the Private Equity Sleeve and invested indirectly through a Blocker Subsidiary will be managed by the Sub‑Advisor. The Advisor and the Sub‑Advisor will not receive an additional management or sub‑advisory fee, as applicable, for any services provided to any Blocker Subsidiary. The Fund will look through any Blocker Subsidiaries for purposes of compliance with its investment policies and the applicable provisions of the Investment Company Act relating to capital structure, leverage, affiliated transactions and custody. See “Risks—Subsidiary Risk.”
Other Policies and Strategies. The Fund currently does not intend to commit any portion of the assets of the Private Equity Sleeve to making capital commitments on a primary basis to blind pool Portfolio Funds during their initial fundraising period (each, a “Primary Investment”). However, in limited circumstances, the Fund may enter into a commitment to make a Primary Investment, and subsequently make such Primary Investment, in connection with the acquisition of an interest in an established Portfolio Fund from a third party investor in a Secondary Investment. It is possible that BCIA may, in the future, cause the Fund to participate in Primary Investments more generally. Pursuant to certain policies adopted by the Board, BCIA may need to seek the approval of the Board to make such investments. BCIA may also cause the Fund to invest in other investment strategies or use other investment techniques not currently described in this prospectus if BCIA determines that any such opportunity is appropriate for the Fund based on its then-current circumstances and Fund policies.
During temporary defensive periods (i.e., in response to adverse market, economic or political conditions) and the period during which the net proceeds of this offering are being invested, the Fund may invest up to 100% of its total assets in liquid, short-term investments, including high quality, short-term securities. The Fund may not achieve its investment objective under these circumstances. See “Investment Policies and Techniques—Cash Equivalents and Short-Term Debt Securities” in the SAI. The Advisor’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so may occur in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent.
The Fund may lend securities with a value of up to 33 1/3% of its total assets (including such loans) to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Unless otherwise stated herein or in the SAI, the Fund’s investment policies are non‑fundamental policies and may be changed by the Board without prior shareholder approval. The percentage limitations applicable to the Fund’s portfolio described in this prospectus apply only at the time of initial investment and the Fund will not be required to sell investments due to subsequent changes in the value of investments that it owns. The Fund’s investment objective may be changed by the Board without prior shareholder approval.
Portfolio Contents and Techniques
The Fund’s portfolio will be composed principally of some combination of the following types of investments. Additional information with respect to the Fund’s investment policies and restrictions and certain of the Fund’s portfolio investments is contained in the SAI. There is no guarantee the Fund will buy all of the types of securities or use all of the investment techniques that are described herein and in the SAI.
Equity Securities. The Fund may invest, directly or indirectly, in equity securities, including common stocks, limited liability company units, limited partnership interests, preferred stocks, convertible securities, warrants, depositary receipts and ETFs. Common stock represents an equity ownership interest in a company. The Fund may hold or have exposure to common stocks of issuers of any size, including small and medium capitalization stocks. Because the Fund may have exposure to common stocks, historical trends would indicate that the Fund’s portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than a portfolio invested exclusively in debt securities.
Preferred Securities. The Fund may invest, directly or indirectly, in preferred securities. There are two basic types of preferred securities: traditional preferred securities and trust preferred securities.
Traditional Preferred Securities. Traditional preferred securities generally pay fixed or adjustable rate dividends (or a combination thereof — e.g., a fixed rate that moves to an adjustable rate after some period of time) to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities currently outstanding are sometimes cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some preferred stocks are non‑cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non‑cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non‑cumulative preferred stock held by the Fund determine not to pay dividends on such stock, the amount of dividends the Fund pays may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable.
Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.
Trust Preferred Securities. Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Equity-Linked Securities. The Fund may invest in equity-linked securities, including, but not limited to, participation notes, and certificates of participation. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket”
of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid.
Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over‑the‑counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction costs. If the underlying security is determined to be illiquid, participation notes may be illiquid. Participation notes offer a return linked to a particular underlying equity, debt or currency.
Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.
A “synthetic” or “manufactured” convertible security may be created by the Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. The income-producing component is achieved by investing in non‑convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Fund in turn assumes credit risk associated with the issuer of the convertible note.
Warrants and Rights. Warrants and rights are instruments issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants and rights normally have a short life span to expiration. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrants’ and rights’ expiration. Also, the purchase of warrants and/or rights involves the risk that the effective price paid for the warrant and/or right added to the subscription price of the related security may exceed the subscribed security’s market price such as when there is no movement in the level of the underlying security.
The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no voting or dividend rights with respect to the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investments in warrants may be more speculative than other equity-based investments.
Depositary Receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non‑U.S. corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by non‑U.S. banks and trust companies, that evidence ownership of either non‑U.S. or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis.
Significant Holdings of Illiquid Investments and Restricted Securities. Subject to the Fund’s investment policies, the Fund may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment. “Illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments. Illiquid investments are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund pays distributions, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
The Fund may invest in securities that are not registered under the 1933 Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on a securities exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and thus the valuation of the Fund) may have a subjective element. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over‑the‑counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities. Where registration is required for restricted or illiquid securities, a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement. If during such period, adverse market conditions were to develop, the Fund might obtain less favorable pricing terms that when it decided to sell the security.
Unfunded Commitment Agreements. The Fund may acquire interests in Portfolio Funds from third party investors in such Portfolio Funds. In some cases, the Fund’s Secondary Investments may not be fully funded at the time of purchase by the Fund, and will require the Fund to honor the selling investor’s commitment to fund any future capital calls. The Fund’s capital commitment to a Portfolio Fund can generally be drawn at the discretion of the Portfolio Fund Manager. In addition, certain Direct Investments made by the Fund may require the Fund to fund future capital calls with respect to any such Direct Investment. In the event that the Fund were to fail to timely satisfy a capital call with respect to one of its Direct Investments or Secondary Investments, the Fund could be declared in default and suffer adverse consequences, including the forfeiture of all or a portion of its interest in the relevant Portfolio Company or Portfolio Fund.
Rule 18f‑4 under the Investment Company Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Direct Investment. Under Rule 18f‑4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to a Portfolio Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.
Non‑U.S. Securities. The Fund may invest in securities of non‑U.S. issuers (“Non‑U.S. Securities”). Subject to the Fund’s investment policies, these securities may be U.S. dollar-denominated or non‑U.S. dollar-denominated. Some Non‑U.S. Securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign securities markets than in the United States and, at times, greater price volatility than in the United States. Because evidence of ownership of such securities usually is held outside the United States, the Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest or dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Non‑U.S. Securities may trade on days when the common shares are not priced or traded.
Emerging Markets Investments. The Fund may invest in securities of issuers located in emerging market countries, including securities denominated in currencies of emerging market countries. Emerging market countries generally include every nation in the world (including countries that may be considered “frontier” markets) except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These issuers may be subject to risks that do not apply to issuers in larger, more developed countries.
These risks are more pronounced to the extent the Fund invests significantly in one country. Less information about emerging market issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices. Emerging markets are smaller, less liquid and more volatile than U.S. markets.
In a changing market, the Advisor and/or the Sub‑Advisor, as applicable, may not be able to sell the Fund’s portfolio securities in amounts and at prices it considers reasonable. The U.S. dollar may appreciate against non‑U.S. currencies or an emerging market government may impose restrictions on currency conversion or trading. The economies of emerging market countries may grow at a slower rate than expected or may experience a downturn or recession. Economic, political and social developments may adversely affect emerging market countries and their securities markets.
Foreign Currency Transactions. The Shares are priced in U.S. dollars and the distributions paid by the Fund to common shareholders are paid in U.S. dollars. However, a portion of the Fund’s assets may be denominated in non‑U.S. currencies and the income received by the Fund from such securities will be paid in non‑U.S. currencies. The Fund also may invest in or gain exposure to non‑U.S. currencies for investment or hedging purposes. The Fund’s investments in securities that trade in, or receive revenues in, non‑U.S. currencies will be subject to currency risk, which is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The Fund may (but is not required to) hedge some or all of its exposure to non‑U.S. currencies through the use of derivative strategies, including forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and foreign currency futures. Suitable hedging transactions may not be available in all circumstances and there can be no assurances that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial. Although the Fund has the flexibility to engage in such transactions, the Advisor may determine not to do so or to do so only in unusual circumstances or market conditions. These transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may also use derivatives contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.
U.S. Government Debt Securities. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance. Such obligations include U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. Government under the separate trading of registered interest and principal securities program (i.e., “STRIPS”), all of which are backed by the full faith and credit of the United States.
Sovereign Governmental and Supranational Debt. The Fund may invest in all types of debt securities of governmental issuers in all countries, including emerging market countries. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development. Sovereign government and supranational debt involve all the risks described herein regarding foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation.
Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero‑coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one‑year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. For example, some Mexican and Venezuelan Brady Bonds include attached value recovery options, which increase interest payments if oil revenues rise. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).
Brady Bonds involve various risks associated with investing in foreign securities, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults, investments in Brady Bonds are considered speculative. There can be no assurances that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.
Corporate Bonds. Corporate bonds are debt obligations issued by corporations. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.
Senior Loans. The Fund may invest in senior secured floating rate and fixed rate loans or debt. Senior Loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.
Senior Loans typically have a stated term of between five and nine years and have rates of interest that typically are redetermined daily, monthly, quarterly or semi-annually. The Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Senior Loans should decrease. Because of prepayments, the average life of the Senior Loans in which the Fund invests may be shorter than the stated maturity.
Senior Loans are subject to the risk of non‑payment of scheduled interest or principal. Such non‑payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. There can be no assurances that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal payments or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.
Many Senior Loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC, or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Advisor will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Many of the Senior Loans in which the Fund may invest will have been assigned below investment grade ratings by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the Advisor believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The Advisor does not view ratings as the determinative factor in their investment decisions and rely more upon their credit analysis abilities than upon ratings.
No active trading market may exist for some Senior Loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Senior Loans, the Fund’s yield may be lower.
When interest rates decline, the value of a fund invested in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a fund invested in fixed rate obligations can be expected to decline. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of Senior Loans (due to the fact that floating rates on Senior Loans only reset periodically), the value of floating rate Senior Loans is substantially less sensitive to changes in market interest rates than fixed rate instruments. As a result, to the extent the Fund invests in floating rate Senior Loans, the Fund’s portfolio may be less volatile and less sensitive to changes in market interest rates than if the Fund invested in fixed rate obligations. Similarly, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Fund’s NAV. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Fund’s NAV.
The Fund may purchase and retain in its portfolio Senior Loans where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation, although they also will be subject to greater risk of loss. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Fund may determine or be required to accept equity securities or junior fixed-income securities in exchange for all or a portion of a Senior Loan.
The Fund may purchase Senior Loans on a direct assignment basis. If the Fund purchases a Senior Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Investments in Senior Loans on a direct assignment basis may involve additional risks to the Fund. For example, if such loan is foreclosed, the Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral.
The Fund may also purchase participations in Senior Loans. The participation by the Fund in a lender’s portion of a Senior Loan typically will result in the Fund having a contractual relationship only with such lender, not with the Borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of payments from the Borrower. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a Borrower and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the Borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service. Certain loan participations and assignments may be treated by the Fund as illiquid.
The Fund may obtain exposure to Senior Loans through the use of derivative instruments, which have become increasingly available. The Advisor may utilize these instruments and similar instruments that may be available in the future. The Fund may invest in a derivative instrument known as a Select Aggregate Market Index (“SAMI”), which provides investors with exposure to a reference basket of Senior Loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference securities are senior secured loans. While investing in SAMIs will increase the universe of floating rate fixed-income securities to which the Fund is exposed, such investments entail risks that are not typically associated with investments in other floating rate fixed-income securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally herein.
Second Lien Loans. The Fund may invest in second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. Second Lien Loans have the same characteristics as Senior Loans except that such loans are second in lien property rather than first. Second Lien Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with Second Lien Loans are higher than the risk of loans with first priority over the collateral. In the event of default on a Second Lien Loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder, which may result in a loss of investment to the Fund.
Unitranche Loans. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the first out tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Mezzanine Loans. The Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Variable, Floating and Fixed-Rate Debt Obligations. Floating or variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include, among others, the three-month Treasury bill rate, the 180‑day Treasury bill rate, the prime rate of a bank, the commercial paper rates, or the longer term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. If the Advisor incorrectly forecasts interest rate movements, the Fund could be adversely affected by use of variable and floating rate securities.
Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.
Bank Obligations. Bank obligations may include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Below Investment Grade Securities. Subject to its investment policies, the Fund may invest in securities rated, at the time of investment, below investment grade quality such as those rated Ba or below by Moody’s Investor’s Services Inc. (“Moody’s”), BB or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or securities comparably rated by other rating agencies or in unrated securities determined by the Advisor to be of comparable quality. Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. Often the protection of interest and principal payments with respect to such securities may be very moderate and issuers of such securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that of higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupons of such securities. Accordingly, below investment grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. The investor receives this higher coupon in return for bearing greater credit risk. The higher credit risk associated with below investment grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity.
Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
Variable, Floating and Fixed-Rate Debt Obligations. Floating or variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180‑day Treasury bill rate, the one‑month or three-month LIBOR, the prime rate of a bank, the commercial paper rates, or the longer term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. If the Advisor incorrectly forecasts interest rate movements, the Fund could be adversely affected by use of variable and floating rate securities.
Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.
Other Investment Companies. The Fund may invest in securities of other affiliated and unaffiliated ETFs, subject to applicable regulatory limits, that are designed to track the performance of a securities index. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Holders of Shares will therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in an investment company relative to other available investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund may be subject to the extent it employs a leverage strategy.
Index ETFs are typically passively managed and their shares are traded on a national exchange or The NASDAQ Stock Market, Inc. There can be no assurances that an ETF’s investment objectives will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities.
Strategic Transactions. The Fund may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps) and may purchase and sell exchange-listed and OTC put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments (previously defined as “Strategic Transactions”). These Strategic Transactions may be used for hedging purposes or to enhance total return. There is no particular strategy that requires use of one technique rather than another as the decision to use any particular strategy or instrument is a function of market conditions and the composition of the portfolio. The use of Strategic Transactions to enhance current income may be particularly speculative. The ability of the Fund to use Strategic Transactions successfully will depend on the Advisor’s and/or the Sub‑Advisor’s ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.
The SAI contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Fund’s other policies and limitations (which are not fundamental policies) relating to Strategic Transactions. Certain provisions of the Code may restrict or affect the ability of the Fund to engage in Strategic Transactions. In addition, the use of certain Strategic Transactions may give rise to taxable income and have certain other consequences. See “Risks—Strategic Transactions Risk.”
Swaps. The Fund may enter into swap agreements, including credit default and total return swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s and/or the Sub‑Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty.
Credit Default Swaps. The Fund may enter into credit default swap agreements and related instruments, such as credit default swap index products, for hedging purposes or to seek to increase income or gain. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event on the reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional amount) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or if the swap is cash settled the seller may be required to deliver the related net cash amount (the difference between the market value of the reference obligation and its par value). The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund will generally receive no payments from its counterparty under the swap if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional amount of the swap in exchange for an equal face amount of deliverable obligations of the reference entity, the value of which may have significantly decreased. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap. However, the Fund will not have any legal recourse against any reference entity and will not benefit from any collateral securing the reference entity’s debt obligations.
Credit default swap agreements and related instruments, such as credit default swap index products, involve greater risks than if the Fund had taken a position in the reference obligation directly (either by purchasing or selling) since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A buyer generally will also lose its upfront payment or any periodic payments it makes to the seller counterparty and receive no payments from its counterparty should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional amount it pays to the buyer, resulting in a loss of value to the seller. A seller of a credit default swap or similar instrument is exposed to many of the same risks of leverage since, if a credit event occurs, the seller generally will be required to pay the buyer the full notional amount of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
In addition, the credit derivatives market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the credit derivatives market could adversely affect the Fund’s ability to successfully use credit derivatives.
Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the return on the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The return on the assets underlying the contract includes both the income generated by the asset and the change in market value of the asset. Total return swaps on single name equity securities may sometimes be referred to as “contracts for difference” and are subject to the same risks as described below. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).
Interest Rate Transactions. The Fund may enter into interest rate swaps and purchase or sell interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date and/or to hedge against increases in the Fund’s costs associated with its leverage strategy. The Fund will ordinarily use these transactions as a hedge or for duration and risk management although it is permitted to enter into them to enhance income or gain. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser, to the extent that the level of a specified interest rate exceeds a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that the level of a specified interest rate falls below a predetermined interest rate (i.e., the strike price), to receive payments of interest on a notional principal amount from the party selling such interest rate floor.
For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.
The Fund may hedge both its assets and liabilities through interest rate swaps, caps and floors. Usually, payments with respect to interest rate swaps will be made on a net basis (i.e., the two payment streams are netted out) with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.
If there is a default by the other party to an uncleared interest rate swap transaction, generally the Fund will have contractual remedies pursuant to the agreements related to the transaction. With respect to interest rate swap transactions cleared through a central clearing counterparty, a clearing organization will be substituted for the counterparty and will guaranty the parties’ performance under the swap agreement. However, there can be no assurance that the clearing organization will satisfy its obligation to the Fund or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. Certain U.S. federal income tax requirements may limit the Fund’s ability to engage in interest rate swaps. Distributions attributable to transactions in interest rate swaps generally will be taxable as ordinary income to shareholders.
Counterparty Credit Standards. To the extent that the Fund engages in principal transactions, including, but not limited to, forward currency transactions, swap transactions and the purchase and sale of bonds and other fixed-income securities, it must rely on the creditworthiness of its counterparties under such transactions. In certain instances, the credit risk of a counterparty is increased by the lack of a central clearing house for certain transactions, including certain swap contracts. In the event of the insolvency of a counterparty, the Fund may not be able to recover its assets, in full or at all, during the insolvency process. Counterparties to investments may have no obligation to make markets in such investments and may have the ability to apply essentially discretionary margin and credit requirements. Similarly, the Fund will be subject to the risk of bankruptcy of, or the inability or refusal to perform with respect to such investments by, the counterparties with which it deals. The Advisor and the Sub‑Advisor will seek to minimize the Fund’s exposure to counterparty risk by entering into such transactions with counterparties the Advisor or the Sub‑Advisor, as applicable, believes to be creditworthy at the time it enters into the transaction. Certain Strategic Transactions may require the Fund to provide collateral to secure its performance obligations under a contract, which would also entail counterparty credit risk.
When-Issued, Delayed Delivery and Forward Commitment Securities. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis (including on a “TBA” (to be announced) basis) or on a “delayed delivery” basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss.
There is always a risk that the securities may not be delivered and that the Fund may incur a loss. A default by a counterparty may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.
The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the NAV of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.
Rule 18f‑4 under the Investment Company Act permits the Fund to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non‑standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non‑standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f‑4. See “Additional Risk Factors—Risk Factors in Strategic Transactions and Derivatives—Rule 18f‑4 Under the Investment Company Act” in the SAI.

Risk Factors [Table Text Block]	RISKS
The NAV of, and any distributions paid on, the Shares will fluctuate with and be affected by, among other things, the risks more fully described below.
Limited Operating History
The Fund is a non‑diversified, closed‑end management investment company with a limited operating history. The Fund has a limited track record on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.
Closed‑End Fund; Illiquidity of Shares
The Fund is designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open‑end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike stocks of listed closed‑end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage, if any, will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund intends (but is not obligated) to make periodic offers to repurchase a limited number of its outstanding Shares after an initial two‑year period, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only a limited number of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Risks Associated with Private Company Investments
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Sub‑Advisor may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay‑in‑kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private Company Management Risk. Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund generally does not intend to hold controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment.
Private Company Illiquidity Risk. Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. See “—Illiquid Investments and Restricted Securities Risk.”
Private Company Valuation Risk. There is typically not a readily available market value for the Fund’s private investments. The Fund values private company investments in accordance with valuation guidelines adopted by the Board, that the Board, in good faith, believes are designed to accurately reflect the fair value of securities valued in accordance with such guidelines. The Fund is not required to but may utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. Valuation of private company investments may involve application of one or more of the following factors: (i) analysis of valuations of publicly traded companies in a similar line of business, (ii) analysis of valuations for comparable merger or acquisition transactions, (iii) yield analysis and (iv) discounted cash flow analysis. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.
Reliance on the Sub‑Advisor Risk. The Fund may enter into private investments identified by the Sub‑Advisor, in which case the Fund will be more reliant upon the ability of the Sub‑Advisor to identify, research, analyze, negotiate and monitor such investments, than is the case with investments in publicly traded securities. As little public information exists about many private companies, the Fund will be required to rely on the Sub‑Advisor’s diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. The costs of diligencing, negotiating and monitoring private investments will be borne by the Fund, which may reduce the Fund’s returns.
Co‑Investment Risk. The Fund may also co‑invest in private investments sourced by third party investors unaffiliated with either the Fund or its affiliates, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co‑investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co‑investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees and/or performance fees to private equity sponsors in connection with a co‑investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Advisor and would be indirectly borne by investors in the Fund.
Private Company Competition Risk. Many entities may potentially compete with the Fund in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.
Affiliation Risk. There is a risk that the Fund may be precluded from investing in certain private companies due to regulatory implications under the Investment Company Act or other laws, rules or regulations or may be limited in the amount it can invest in the voting securities of a private company, in the size of the economic interest it can have in a private company or in the scope of influence it is permitted to have in respect of the management of a private company. Should the Fund be required to treat a private company in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the private company. Moreover, these restrictions may arise as a result of investments by other clients of the Sub‑Advisor or its affiliates in a private company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable private companies for the Fund. The fact that many private companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.
Late-Stage Private Companies Risk. Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Sub‑Advisor deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. See “—Illiquid Investments and Restricted Securities Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly.
Preferred Securities Risk
There are special risks associated with investing in preferred securities, including:
Deferral Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
Trust Preferred Securities Risk. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor or the Sub‑Advisor believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Fund may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
Risks Relating to Dispositions of Portfolio Company Investments Held Through a Separate Entity
In connection with the disposition of an investment in a Portfolio Company, the legal entity that is the holder of the interests in the Portfolio Company may be required to make representations and warranties about the business and financial affairs of such Portfolio Company typical of those made in connection with the sale of any business. The interest holder may also be required to indemnify the purchasers of such Portfolio Company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the interest holder, and thus possibly for the Fund, depending upon recontribution obligations owed to the legal entity that is the holder of the interest. The Fund may face similar risks with respect to dispositions of its Direct Investments it holds directly.
Risks Relating to Acquiring Secondary Investments
The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such cases, the Fund will not have the opportunity to negotiate the terms of the interests in the Portfolio Funds, including any special rights or privileges. In addition, valuation of Portfolio Fund interests may be difficult, since there generally will be no established market for such interests or for the securities of privately held Portfolio Companies which such Portfolio Fund may own. Moreover, the purchase price paid for a Secondary Investment is subject to negotiation with the seller of such interest. In some cases, the Fund may pay fees such as placement fees to an intermediary in connection with acquiring Portfolio Fund interests in a secondary transaction, which fees would be in addition to the fees borne by the Fund as an investor in the Portfolio Fund and the fees charged to the Fund by the Advisor. The overall performance of the Fund may depend in part on the acquisition price paid by the Fund for its Secondary Investments and the structure of such acquisitions. The Sub‑Advisor may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the managers of the Secondary Investments may be more experienced or highly regarded than others.
In addition, the Fund may make Secondary Investments alongside other investors through the use of joint ventures and similar arrangements. The purchase of a Secondary Investments may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund. Moreover, the historical performance of managers is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for making a Secondary Investment in a Portfolio Fund differs from the diligence process that would be conducted in connection with a primary investment in the same Portfolio Fund. There are no assurances that suitable investment opportunities will be identified, which may adversely affect the Fund’s performance.
Other risks associated with Secondary Investments include:
•
The costs and resources required to investigate the commercial, tax and legal issues relating to acquiring a Secondary Investment may be greater than those relating to making a primary investment in the same Portfolio Fund.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obliged to pay an amount equivalent to such distributions to such Portfolio Fund. While in some circumstances the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would prevail in such claim.

•
The overall performance of Secondary Investments will depend in large part on the performance of the underlying assets and the acquisition price paid for such Secondary Investments, which may be negotiated based on incomplete or imperfect information.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired.

•
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Portfolio Fund Risks
The Fund’s investments in Portfolio Funds are subject to a number of risks, including:
•	Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly.
•
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities since their values may have an impact on the Portfolio Fund Manager’s compensation. The Fund intends to invest in Portfolio Funds that require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund Manager. The Sub‑Advisor will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Sub‑Advisor nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

•
The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the fees charged to the Fund by the Advisor. Moreover, an investor in the Fund will indirectly bear a proportionate share of the expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, an investor in the Fund may be subject to higher operating expenses than if the investor invested in the Portfolio Funds directly. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

•
Performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

•
Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”), in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

•	Some of the Portfolio Funds in which the Fund invests may have only limited operating histories.
•
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Similarly, because of the Sub‑Advisor’s actual and potential fiduciary duties to its current and future clients, the Sub‑Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, the Sub‑Advisor may believe that the Fund’s disclosure obligations or other regulatory implications under the Investment Company Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub‑advised by the Sub‑Advisor to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment

Company Act. The Sub‑Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and the Sub‑Advisor’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds than other clients of the Sub‑Advisor.

•
Although the Sub‑Advisor will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases the Sub‑Advisor will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to the Sub‑Advisor, which may involve risks under some market conditions that are not anticipated by the Sub‑Advisor.

•	The Fund may receive from a Portfolio Fund an in‑kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.
•
The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. The Fund expects to allocate a portion of its Managed Assets to the Income-Focused Sleeve in part for the purpose of funding capital calls.

•
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund to be subject to certain penalties from the Portfolio Funds, or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
Portfolio Funds in which the Fund will acquire an interest may pursue different strategies or establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund Managers or assert claims directly against the Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.
Illiquid Investments and Restricted Securities Risk
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the 1933 Act provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.
Investments in Non‑Voting Stock
The Fund may hold its investment in a Portfolio Fund or a Portfolio Company in whole or in part in non‑voting form in order to avoid being deemed to be an “affiliated person” of such Portfolio Fund or Portfolio Company within the meaning of the Investment Company Act. To the extent the Fund invests in non‑voting securities or contractually waives the right to vote, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests, which may consequently adversely affect the Fund and its investors.
Non‑Diversified Status
The Fund is a non‑diversified fund. As defined in the Investment Company Act, a non‑diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non‑diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Investment Risk
An investment in the Shares is subject to investment risk, including the possible loss of the entire amount that you invest. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle. At any point in time an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment and certain other risks will be magnified.
Effect of Additional Subscriptions
The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing shareholders in the Fund.
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any Selling Agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. The Distributor is an affiliate of the Fund and the Advisor. As a result, the Distributor’s due diligence review and investigation of the Fund and this prospectus cannot be considered to be an independent review.
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Advisor is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid‑offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre‑existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre‑existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Value.”
Competition for Investment Opportunities
The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a closed‑end fund. These factors may make it more difficult for the Fund to identify investment opportunities and achieve its investment objective.
The Fund is prohibited under the Investment Company Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) without relying on an available exemption or the prior approval of the SEC. Among others, affiliated persons of the Fund may include other investment funds managed by the Advisor, the Sub‑Advisor or other BlackRock investment advisers. As a result of such restrictions, the Fund may, for example, be precluded from acquiring the securities of an issuer that is an affiliated person (or an affiliated person of an affiliated person) of the Fund as a result of an investment in the issuer held by other investment funds advised by the Advisor or the Sub‑Advisor. The Investment Company Act also prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same Portfolio Fund or Direct Investment (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the Investment Company Act or other regulatory guidance. Even though the Fund is covered by exemptive relief that permits certain “joint” transactions, the conditions imposed by the SEC in granting such relief may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that any such conditions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the Investment Company Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the Investment Company Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work‑out transactions with their existing investors, which may include the Fund and its affiliates. This could also be the case, for example, if an affiliate of the Fund acquires securities of an issuer in which the Fund is invested subsequent to the Fund’s investment and an opportunity arises for both the Fund and that affiliate to make an additional investment in the issuer or to dispose of the issuer’s securities held by the Fund and its affiliate in a negotiated transaction. In some cases, to avoid the potential of future joint transactions, the Advisor or Sub‑Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.
BCIA and the Fund may rely on exemptive relief that permits the portion of the Fund’s assets that are managed by BCIA to co‑invest with affiliated investment funds advised or sub‑advised by BCIA or its controlled subsidiaries in private transactions where terms other than price are negotiated. Co‑investments in such private transactions made in reliance on the Co‑Investment Order are subject to compliance with the conditions and other requirements contained in the Co‑Investment Order. The Fund generally will not be permitted to co‑invest alongside its affiliates (including any fund managed by the Advisor, the Sub‑Advisor or their respective affiliates) in privately negotiated transactions in which a term other than price is negotiated unless such transactions are covered by the Co‑Investment Order or otherwise permitted under existing regulatory guidance. In some instances, the Fund will not be permitted to invest in privately negotiated transactions in which a term other than price is negotiated where the conditions of the Co‑Investment Order are not able to be satisfied or where the Board has established criteria limiting the Fund’s participation in those types of transactions. For example, and without limitation, pursuant to certain Board-established criteria, the Fund generally will not participate in Primary Investments in Portfolio Funds. In other cases, the conditions of the Co‑Investment Order may preclude the Fund from investing in the securities of an issuer in which an affiliated investment fund already holds an existing investment.
Pursuant to the terms of the Co‑Investment Order, it is expected that any co‑investment will be made on equal footing with other affiliated investment funds advised or sub‑advised by BCIA, generally including the same terms and conditions. In some cases, the requirement to participate with other affiliated investment funds on the same terms and conditions may result in an investment by the Fund being structured in a manner that differs from how the investment may have been structured if the Fund were not investing in reliance on the Co‑Investment Order. In addition, a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Fund will be generally required to make certain findings in connection with potential co‑investment transactions in reliance on the Co‑Investment Order, which could impact the manner in which any such investment is structured. To the extent the Fund is able to make co‑investments with other affiliated investment funds advised or sub‑advised by BCIA in reliance on the Co‑Investment Order, these co‑investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating affiliated investment funds or between the Fund and other affiliated investment funds advised by BCIA.
Affiliated investment funds currently existing or formed in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Advisor, the Sub‑Advisor and/or their affiliates may face conflicts in allocating investment opportunities between the Fund and such other entities. An investment opportunity that is suitable for multiple clients of the Advisor, the Sub‑Advisor and their affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Although the Advisor, the Sub‑Advisor and their affiliates, in the aggregate, will allocate investment opportunities to the Fund in what they believe to be a fair and equitable manner over time, it is possible that over time the Fund may not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.
See “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Non‑U.S. Securities Risk
The Fund may invest in Non‑U.S. Securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of Non‑U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non‑U.S. Securities to make payments of principal and interest to investors located outside the country. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in Non‑U.S. Securities. The Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include seizure or nationalization of foreign deposits. Non‑U.S. Securities may trade on days when the Fund’s Shares are not priced or traded.
Rules adopted under the Investment Company Act permit the Fund to maintain its Non‑U.S. Securities and foreign currency in the custody of certain eligible non‑U.S. banks and securities depositories, and the Fund generally holds its Non‑U.S. Securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub‑custodians for the Fund, which may preclude the Fund from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non‑U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States.
If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Advisor and/or the Sub‑Advisor, as applicable, to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non‑public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its Non‑U.S. Securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of U.S. listing exchanges. Accordingly, the Fund’s Non‑U.S. Securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
The Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who tender their shares for repurchase prior to such time will not benefit from such NAV increase.
Emerging Markets Risk
The Fund may invest in Non‑U.S. Securities of issuers in so‑called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in Non‑U.S. Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non‑existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Frontier Markets Risk
Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the NAV of Fund’s shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the NAV of a Fund’s shares to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non‑recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
From time to time, certain companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company that operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund. Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
EMU and Redenomination Risk
Any partial or complete dissolution of the European Monetary Union (the “EMU”) could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU‑related investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Foreign Currency Risk
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
Publicly Traded Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs, EDRs, GDRs and other similar global instruments are generally subject to risks associated with equity securities and investments in Non‑U.S. Securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.
Investments in ETFs
Subject to the limitations set forth in the Investment Company Act and the Fund’s governing documents or as otherwise permitted by the SEC, the Fund may acquire shares in other affiliated and unaffiliated ETFs. The market value of the shares of other investment companies may differ from their NAV. As an investor in ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Advisor through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in ETFs.
The securities of ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s Shares) will be diminished.
Many ETFs are not actively managed and may be affected by a general decline in market segments relating to an index. An index ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
Subsidiary Risk
By investing in any Blocker Subsidiary, the Fund will be indirectly exposed to the risks associated with such Subsidiary’s investments. The instruments that will be held by any Blocker Subsidiary will generally be similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. The Blocker Subsidiaries will not be registered under the Investment Company Act, and, unless otherwise noted in this prospectus, will not be subject to all the investor protections of the Investment Company Act. However, the Fund will wholly own and control any Blocker Subsidiary. The Fund’s Board will have oversight responsibility for the investment activities of the Fund, including its investment in the Blocker Subsidiaries, and the Fund’s role as sole shareholder of any Blocker Subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a Blocker Subsidiary is formed could result in the inability of the Fund and/or any Blocker Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, changes in U.S. tax laws could affect the U.S. tax treatment of, or consequences of owning, the Fund or the Blocker Subsidiaries, including under the RIC rules.
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Advisor. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s expected use of leverage will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed-income securities held by the Fund and adjusting the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general or if there is a cap on the interest rate that can be paid. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s common shares.
Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to make timely payments of interest or principal when due, or otherwise honor their obligations, because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. See “—Below Investment Grade Securities Risk.” In
addition, to the extent the Fund uses credit derivatives to sell credit protection to its counterparty, such use will expose it to additional risk of the occurrence of a credit event in respect of the bonds underlying the derivatives. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above.
Spread Risk. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Fund should continue to hold the security.
U.S. Debt Securities Risk
U.S. Debt Securities generally involve lower levels of credit risk than other types of fixed-income securities of similar maturities, although, as a result, the yields available from U.S. Debt Securities are generally lower than the yields available from such other securities. Like other fixed-income securities, the values of U.S. Debt Securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. Debt Securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.
Sovereign Debt and Supranational Debt Risk
Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” “—Fixed-Income Securities Risks—Prepayment Risk,” “—Inflation Risk” and “—Deflation Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”
Below Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Advisor), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risk Associated with Recent Market Events.”
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low‑grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low‑grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Advisor). For these securities, the risks associated with below investment grade instruments are more pronounced.
Senior Loan Risk
Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed-income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed-income securities, which are often subordinated and unsecured. See “—Below Investment Grade Securities Risk.” Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed-income securities, which may have fixed interest rates.
There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund’s investments, and the Advisor relies primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Advisor.
The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non‑payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.
No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.
Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.
The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation.
The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the Borrower, or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.
Mezzanine Securities Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non‑investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure.
Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
Bank Loans Risk
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non‑payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.
Risks of Loan Assignments and Participations
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‑off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‑off between the lender and the borrower.
LIBOR Risk
The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1‑month, 3‑month, 6‑month and 12‑month U.S. dollar LIBOR settings ceased to be published and are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act , which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non‑U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non‑sovereign or a sovereign entity.
Leverage Risk
The use of leverage creates an opportunity for increased common share gains, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of NAV of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the common shares than if the Fund were not leveraged;
•	when the Fund uses financial leverage, the management fee payable to the Advisor will be higher than if the Fund did not use leverage; and
•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage would likely operate to reduce the income and/or total returns to holders of common shares relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
The Fund may utilize leverage through investments in derivatives. See “Risks—Strategic Transactions Risk.” Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Fund may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Fund’s common shares and the returns to the holders of common shares.
Strategic Transactions Risk
The Fund may engage in various Strategic Transactions for hedging purposes or to enhance total return. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non‑standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Furthermore, the Fund’s ability to successfully use Strategic Transactions depends on the Advisor’s and/or the Sub‑Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. Please see the Fund’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Fund may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty have become subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. The CFTC and federal banking regulators also have imposed margin requirements on non‑cleared OTC derivatives, and the SEC’s non‑cleared margin requirements for security-based swaps became effective on November 1, 2021. Applicable margin requirements may increase the overall costs for the Fund.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments.
While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Fund. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an exchange or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Fund intends to enter into transactions only with counterparties that the Advisor or Sub‑Advisor, as applicable, believes to be creditworthy, there can be no assurance that, as a result, a counterparty will not default and that the Fund will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
The counterparty credit risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since a clearing organization is the counterparty to a cleared derivative contract and a clearing organization is generally considered to be of better credit quality than a counterparty to an unclear OTC derivative transaction.
However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund, or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. In addition, cleared derivative transactions benefit from daily marking‑to‑market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally may not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
In addition, the Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.
Swaps Risk. Swaps are a type of derivative. Swap agreements involve the risk of changes in market value of the swap position as well as the risk that the swap counterparty will default on its payment or other obligations to the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. In order to seek to hedge the value of the Fund’s portfolio, to hedge against increases in the Fund’s cost associated with interest payments on any outstanding borrowings or to seek to increase the Fund’s return, the Fund may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, illiquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default or other credit event by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap in excess of any premium and margin required to establish and maintain the position. Total return swap agreements are subject to market risks as well as the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common shares.
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Risk Associated with Recent Market Events
While interest rates have been historically low in recent years in the United States and abroad, inflation rates have recently risen significantly and the Federal Reserve and other central banks have recently begun raising interest rates to address inflation which, among other factors, has led to markets experiencing high volatility. A significant increase in interest rates may cause a further decline in the market for equity securities and could lead to a recession. Further, regulators have expressed concern that rate increases may contribute to price volatility. The impact of inflation and the recent actions of the Federal Reserve have led to market volatility and may negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “Risks—Inflation Risk.”
In addition, the current contentious domestic political environment, as well as political and diplomatic events in the United States and abroad, such as presidential elections in the United States or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in adverse consequences (including a government shutdown) to the U.S. regulatory landscape, the general market environment and/or investment sentiment, which could negatively impact the Fund’s investments and operations. Such adverse consequences may affect investor and/or consumer confidence and may adversely impact financial markets and the broader economy, potentially to a significant degree. In recent years, some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria, Russia, Ukraine and the Middle East, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the EU or the
EMU, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
China and the United States have each imposed tariffs on the other country’s products. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
On January 31, 2020, the UK officially withdrew from the EU (commonly known as “Brexit”). The UK and EU reached a preliminary trade agreement, which became effective on January 1, 2021, regarding the terms of their future trading relationship relating principally to the trading of goods rather than services, including financial services; however, negotiations are ongoing for matters not covered by the trade agreement, such as the trade of financial services. Due to uncertainty of the current political environment, it is not possible to foresee the form or nature of the future trading relationship between the UK and the EU. In the short term, financial markets may experience heightened volatility, particularly those in the UK and Europe, but possibly worldwide. The UK and Europe may be less stable than they have been in recent years, and investments in the UK and EU may be difficult to value or subject to greater or more frequent volatility. The longer term economic, legal, political and social framework to be put in place between the UK and the EU remains unclear and the ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets may continue for some time. In particular, Brexit may lead to a call for similar referendums in other European jurisdictions which may cause increased economic volatility in the European and global markets and may destabilize some or all of the other EU member countries. This uncertainty may have an adverse effect on the economy generally and on the ability of the Fund and its investments to execute their respective strategies, to receive attractive returns and/or to exit certain investments at an advantageous time or price. In particular, currency volatility may mean that the returns of the Fund and its investments are adversely affected by market movements and may make it more difficult, or more expensive, if the Fund elects to execute currency hedges. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of portfolio companies or investments located in the UK or Europe. In light of the above, no definitive assessment can currently be made regarding the impact that Brexit will have on the Fund, its investments or its organization more generally.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
In light of popular, political and judicial focus on finance related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed‑end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
Investment Company Act Regulations. The Fund is a registered closed‑end management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.
Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
The Fund’s primary vehicle for gaining exposure to the commodities markets is expected to be through investments in a non‑U.S. Blocker Subsidiary, which would invest primarily in commodity-related instruments and other derivatives. A non‑U.S. Blocker Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Blocker Subsidiary’s derivative positions.
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, meet certain source‑of‑income, asset diversification, and distribution requirements. If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The Biden presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult‑to‑quantify macroeconomic and political risks with potentially far‑reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.
Failure to Qualify as a RIC or Satisfy Distribution Requirement
To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source‑of‑income and asset diversification requirements. See “Tax Matters.”
•
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•
The source‑of‑income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•
The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” A determination that two or more Blocker Subsidiaries are in the same or similar or related trades or businesses, and thus subject to a single 25% limitation under the asset diversification tests, could limit the Fund’s ability to pursue a particular investment. Failure to meet these diversification requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor and/or Sub‑Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Portfolio Funds in which the Fund can acquire an interest. Furthermore, although the Fund expects to receive information from each Portfolio Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.
If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
Even if the Fund meets all necessary requirements to maintain its RIC tax treatment, including the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one‑year period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Potential Conflicts of Interest of the Advisor, the Sub‑Advisor and Others
The investment activities of BlackRock, the ultimate parent company of the Advisor and Sub‑Advisor, and its Affiliates, and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. Subject to the requirements of the Investment Company Act, BlackRock and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. BlackRock and its Affiliates generally are not under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BlackRock and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.
Allocation Risk
The Fund’s ability to achieve its investment objective depends upon the Advisor’s and the Sub‑Advisor’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Advisor’s and/or the Sub‑Advisor’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions.
The Fund’s allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Advisor’s and the Sub‑Advisor’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. There is no guarantee that the Advisor’s and/or the Sub‑Advisor’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Advisor and the Sub‑Advisor to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets and in Portfolio Funds employing various strategies means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day‑to‑day management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor, the Sub‑Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.
Reliance on the Advisor and Sub‑Advisor
The Fund is dependent upon services and resources provided by the Advisor and the Sub‑Advisor, and therefore the Advisor’s and the Sub‑Advisor’s parent, BlackRock. Neither the Advisor nor the Sub‑Advisor is required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor or the Sub‑Advisor will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor or the Sub‑Advisor could have a material adverse effect on the performance or the continued operation of the Fund. For additional information on the Advisor, Sub‑Advisor and BlackRock, see “Management of the Fund—Advisor and Sub‑Advisor.”
Reliance on Service Providers
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.
Information Technology Systems
The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund.
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial‑of‑service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Advisor and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.
Misconduct of Employees and of Service Providers
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Shares of Beneficial Interest
The Fund is a statutory trust organized under the laws of Delaware pursuant to a Certificate of Trust, dated as of June 25, 2020, and the Declaration of Trust. The Fund is authorized to issue an unlimited number of Shares.
The Declaration of Trust provides that the Trustees may authorize one or more classes of Shares, with Shares of each such class or series having such preferences, voting powers, terms of repurchase, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board may determine. The Board may from time to time, without a vote of the common shareholders, divide, combine or, prior to the issuance of Shares, reclassify the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares.
The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Fees and Expenses.” The details of each class of Shares are set forth in “Plan of Distribution.”
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then current NAV, exclusive of any sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.
The following table shows the amounts of Shares that have been authorized and are outstanding as of June 30, 2023:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.001 per share	Unlimited	None	14,696,665.75
Institutional Shares	Unlimited	None	14,671,665.75
Class D Shares	Unlimited	None	25,000.00
Common Shares
Each common share (i.e., a Share) has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act, the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Board of Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed. Distributions may be made to the holders of the Fund’s Institutional Shares and Class D Shares at the same time and in different per Share amounts on such Institutional Shares and Class D Shares if, as and when authorized and declared by the Board. Although an investment in any class of Shares represents an investment in the same assets of the Fund, the purchase restrictions and ongoing fees and expenses for each share class are different, resulting in different NAVs and distributions for each class of Shares. See “Plan of Distribution.”
If and whenever preferred shares are outstanding, the holders of Shares will not be entitled to receive any distributions from the Fund unless all accrued dividends on preferred shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the preferred shares have been met. See “—Preferred Shares” below. All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its Shares.
Unlike open‑end funds, the Fund does not provide daily redemptions, and unlike traditional closed‑end funds, the Shares are not listed on any securities exchange. The Fund is designed for long-term investors and an investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. You should not purchase the Shares if you intend to sell them soon after purchase. An investment in the Shares is not suitable for investors who need access to the money they invest. See “Repurchase of Fund Shares; Transfer Restrictions” below.
Preferred Shares
The Agreement and Declaration of Trust provides that the Board may authorize and cause the Fund to issue preferred shares, with rights as determined by the Board, by action of the Board without the approval of the holders of the Shares. Holders of Shares have no preemptive right to purchase any preferred shares that might be issued. The Fund does not currently intend to issue preferred shares.
Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. If the Fund issues preferred shares, it may be subject to restrictions imposed by the guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Please see “Investment Policies and Techniques—Preferred Shares” in the SAI for more information.
Debt Securities
The Agreement and Declaration of Trust provides that the Board may authorize and cause the Fund to issue debt securities, with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of Shares have no preemptive right to purchase any debt that might be issued. The Fund does not currently intend to issue debt securities but may elect to obtain a credit facility from a bank or other lender.
Under the Investment Company Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the Fund will have an asset coverage of at least 300%. In general, the term “asset coverage” for this purpose means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness of the Fund. In addition, the Fund may be limited in its ability to declare any cash distribution on its capital stock (e.g., the Shares) or purchase its Shares unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. The Investment Company Act contains an exception, however, that permits dividends to be declared upon any preferred stock issued by the Fund if the Fund’s indebtedness has an asset coverage of at least 200% at the time of declaration after deducting the amount of the dividend. In addition, if the Fund issues non‑public indebtedness (for example, if it enters into a loan agreement in a privately arranged transaction with a bank), it may be able to continue to pay dividends on its capital stock even if the asset coverage ratio on its indebtedness falls below 300%.
The Fund may negotiate with one or more commercial banks or other lenders to arrange a fixed or floating rate credit facility (the “Credit Facility”) pursuant to which the Fund would be entitled to borrow funds in accordance with the terms of the Credit Facility. Any such borrowings, as well as the issuance of notes or other forms of indebtedness, would constitute financial leverage and would be subject to the 300% asset coverage requirements imposed by the Investment Company Act described above with respect to the amount of the borrowings and may subject the Fund to limits on its ability to declare dividends and distributions or repurchase its capital stock. The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund expects that a Credit Facility would contain customary covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the Investment Company Act. The Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any Credit Facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a Credit Facility, or, if it does, that the Fund would receive terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the Credit Facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities or by the use of derivatives to create leverage.

Security Liabilities [Text Block]	Under the Investment Company Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the Fund will have an asset coverage of at least 300%. In general, the term “asset coverage” for this purpose means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness of the Fund.
Security Preemptive and Other Rights [Text Block]
The Agreement and Declaration of Trust provides that the Board may authorize and cause the Fund to issue debt securities, with rights as determined by the Board, by action of the Board without the approval of the holders of the common shares. Holders of Shares have no preemptive right to purchase any debt that might be issued. The Fund does not currently intend to issue debt securities but may elect to obtain a credit facility from a bank or other lender.

Distributions May Reduce Principal [Text Block]
The Fund may negotiate with one or more commercial banks or other lenders to arrange a fixed or floating rate credit facility (the “Credit Facility”) pursuant to which the Fund would be entitled to borrow funds in accordance with the terms of the Credit Facility. Any such borrowings, as well as the issuance of notes or other forms of indebtedness, would constitute financial leverage and would be subject to the 300% asset coverage requirements imposed by the Investment Company Act described above with respect to the amount of the borrowings and may subject the Fund to limits on its ability to declare dividends and distributions or repurchase its capital stock. The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund expects that a Credit Facility would contain customary covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the Investment Company Act. The Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any Credit Facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a Credit Facility, or, if it does, that the Fund would receive terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the Credit Facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities or by the use of derivatives to create leverage.

Rights Subject to Other than Majority Vote [Text Block]
Any additional offerings of classes of Shares will require approval by the Board. Any additional offering of classes of Shares will also be subject to the requirements of the Investment Company Act, which provides that such Shares may not be issued at a price below the then current NAV, exclusive of any sales load, except in connection with an offering to existing holders of Shares or with the consent of a majority of the Fund’s common shareholders.

Rights Limited by Other Securities [Text Block]	In addition, the Fund may be limited in its ability todeclare any cash distribution on its capital stock (e.g., the Shares) or purchase its Shares unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable.
Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and are outstanding as of June 30, 2023:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Held by the Fund or for its Account
Common shares of beneficial interest, par value $0.001 per share	Unlimited	None	14,696,665.75
Institutional Shares	Unlimited	None	14,671,665.75
Class D Shares	Unlimited	None	25,000.00

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Operating History
The Fund is a non‑diversified, closed‑end management investment company with a limited operating history. The Fund has a limited track record on which potential investors may evaluate the Fund and its performance. An investment in the Fund is therefore subject to all of the risks and uncertainties associated with a new business, including the risk that the Fund will not achieve its investment objective and that the value of any potential investment in Shares could decline substantially as a consequence.

Risks Associated with Private Company Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Private Company Investments
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Sub‑Advisor may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Fund’s investment also may be structured as pay‑in‑kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives. Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.
Private Company Management Risk. Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund generally does not intend to hold controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such private investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment.
Private Company Illiquidity Risk. Securities issued by private companies are typically illiquid. If there is no readily available trading market for privately issued securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. See “—Illiquid Investments and Restricted Securities Risk.”
Private Company Valuation Risk. There is typically not a readily available market value for the Fund’s private investments. The Fund values private company investments in accordance with valuation guidelines adopted by the Board, that the Board, in good faith, believes are designed to accurately reflect the fair value of securities valued in accordance with such guidelines. The Fund is not required to but may utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. Valuation of private company investments may involve application of one or more of the following factors: (i) analysis of valuations of publicly traded companies in a similar line of business, (ii) analysis of valuations for comparable merger or acquisition transactions, (iii) yield analysis and (iv) discounted cash flow analysis. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed for such investments and may differ materially from the amounts the Fund may realize on any dispositions of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments.
Reliance on the Sub‑Advisor Risk. The Fund may enter into private investments identified by the Sub‑Advisor, in which case the Fund will be more reliant upon the ability of the Sub‑Advisor to identify, research, analyze, negotiate and monitor such investments, than is the case with investments in publicly traded securities. As little public information exists about many private companies, the Fund will be required to rely on the Sub‑Advisor’s diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. The costs of diligencing, negotiating and monitoring private investments will be borne by the Fund, which may reduce the Fund’s returns.
Co‑Investment Risk. The Fund may also co‑invest in private investments sourced by third party investors unaffiliated with either the Fund or its affiliates, such as private equity firms. The Fund’s ability to realize a profit on such investments will be particularly reliant on the expertise of the lead investor in the transaction. To the extent that the lead investor in such a co‑investment opportunity assumes control of the management of the private company, the Fund will be reliant not only upon the lead investor’s ability to research, analyze, negotiate and monitor such investments, but also on the lead investor’s ability to successfully oversee the operation of the company’s business. The Fund’s ability to dispose of such investments is typically severely limited, both by the fact that the securities are unregistered and illiquid and by contractual restrictions that may preclude the Fund from selling such investment. Often the Fund may exit such investment only in a transaction, such as an initial public offering or sale of the company, on terms arranged by the lead investor. Such investments may be subject to additional valuation risk, as the Fund’s ability to accurately determine the fair value of the investment may depend upon the receipt of information from the lead investor. The valuation assigned to such an investment through application of the Fund’s valuation procedures may differ from the valuation assigned to that investment by other co‑investors. In some cases, the Fund may pay fees such as placement fees, management fees, administrative fees and/or performance fees to private equity sponsors in connection with a co‑investment transaction in which the Fund participates, which fees would be in addition to the fees charged to the Fund by the Advisor and would be indirectly borne by investors in the Fund.
Private Company Competition Risk. Many entities may potentially compete with the Fund in making private investments. Many of these competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than the Fund. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on the Fund. As a result of this competition, the Fund may not be able to pursue attractive private investment opportunities from time to time.
Affiliation Risk. There is a risk that the Fund may be precluded from investing in certain private companies due to regulatory implications under the Investment Company Act or other laws, rules or regulations or may be limited in the amount it can invest in the voting securities of a private company, in the size of the economic interest it can have in a private company or in the scope of influence it is permitted to have in respect of the management of a private company. Should the Fund be required to treat a private company in which it has invested as an “affiliated person” under the Investment Company Act, the Investment Company Act would impose a variety of restrictions on the Fund’s dealings with the private company. Moreover, these restrictions may arise as a result of investments by other clients of the Sub‑Advisor or its affiliates in a private company. These restrictions may be detrimental to the performance of the Fund compared to what it would be if these restrictions did not exist, and could impact the universe of investable private companies for the Fund. The fact that many private companies may have a limited number of investors and a limited amount of outstanding equity heightens these risks.
Late-Stage Private Companies Risk. Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Sub‑Advisor deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. See “—Illiquid Investments and Restricted Securities Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
There are special risks associated with investing in preferred securities, including:
Deferral Risk. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.
Subordination Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than debt instruments.
Limited Voting Rights Risk. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. In the case of trust preferred securities, holders generally have no voting rights, except if (i) the issuer fails to pay dividends for a specified period of time or (ii) a declaration of default occurs and is continuing.
Special Redemption Rights Risk. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by certain changes in U.S. federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.
Trust Preferred Securities Risk. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.
Trust preferred securities include but are not limited to trust originated preferred securities (“TOPRS®”); monthly income preferred securities (“MIPS®”); quarterly income bond securities (“QUIBS®”); quarterly income debt securities (“QUIDS®”); quarterly income preferred securities (“QUIPSSM”); corporate trust securities (“CORTS®”); public income notes (“PINES®”); and other trust preferred securities.
Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.
Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for U.S. federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for U.S. federal income tax purposes. The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.
New Types of Securities Risk. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Advisor or the Sub‑Advisor believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible securities generally offer lower interest or dividend yields than non‑convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The Fund may invest in synthetic convertible securities, which are created through a combination of separate securities that possess the two principal characteristics of a traditional convertible security. A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument. Synthetic convertible securities are also subject to the risks associated with derivatives.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants and Rights Risk
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.

Risks Relating to Dispositions of Portfolio Company Investments Held Through a Separate Entity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Dispositions of Portfolio Company Investments Held Through a Separate Entity
In connection with the disposition of an investment in a Portfolio Company, the legal entity that is the holder of the interests in the Portfolio Company may be required to make representations and warranties about the business and financial affairs of such Portfolio Company typical of those made in connection with the sale of any business. The interest holder may also be required to indemnify the purchasers of such Portfolio Company to the extent that any such representations or warranties turn out to be inaccurate or misleading. These arrangements may result in liabilities for the interest holder, and thus possibly for the Fund, depending upon recontribution obligations owed to the legal entity that is the holder of the interest. The Fund may face similar risks with respect to dispositions of its Direct Investments it holds directly.

Risks Relating to Acquiring Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Acquiring Secondary Investments
The Fund may make Secondary Investments in Portfolio Funds by acquiring the interests in the Portfolio Funds from existing investors in such Portfolio Funds. In such cases, the Fund will not have the opportunity to negotiate the terms of the interests in the Portfolio Funds, including any special rights or privileges. In addition, valuation of Portfolio Fund interests may be difficult, since there generally will be no established market for such interests or for the securities of privately held Portfolio Companies which such Portfolio Fund may own. Moreover, the purchase price paid for a Secondary Investment is subject to negotiation with the seller of such interest. In some cases, the Fund may pay fees such as placement fees to an intermediary in connection with acquiring Portfolio Fund interests in a secondary transaction, which fees would be in addition to the fees borne by the Fund as an investor in the Portfolio Fund and the fees charged to the Fund by the Advisor. The overall performance of the Fund may depend in part on the acquisition price paid by the Fund for its Secondary Investments and the structure of such acquisitions. The Sub‑Advisor may have the opportunity to acquire, for the account of the Fund, a portfolio of Secondary Investments from a seller on an “all or nothing” basis. In some such cases, certain of the Secondary Investments may be less attractive than others, and certain of the managers of the Secondary Investments may be more experienced or highly regarded than others.
In addition, the Fund may make Secondary Investments alongside other investors through the use of joint ventures and similar arrangements. The purchase of a Secondary Investments may be structured in the form of a swap or other derivative transaction. Such arrangements may involve the Fund taking on greater risk with an expected greater return or reducing their risk with corresponding reduction in the rate of return. Such arrangements also subject the Fund to the risk that the counterparty will not meet its obligations. If structured as such, the tax consequences of an investment in the Fund may be different than otherwise described herein, including, for example, the amount, timing and character of distributions by the Fund. Moreover, the historical performance of managers is not a guarantee or prediction of their future performance, which can vary considerably. In addition, the diligence process for making a Secondary Investment in a Portfolio Fund differs from the diligence process that would be conducted in connection with a primary investment in the same Portfolio Fund. There are no assurances that suitable investment opportunities will be identified, which may adversely affect the Fund’s performance.
Other risks associated with Secondary Investments include:
•
The costs and resources required to investigate the commercial, tax and legal issues relating to acquiring a Secondary Investment may be greater than those relating to making a primary investment in the same Portfolio Fund.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obliged to pay an amount equivalent to such distributions to such Portfolio Fund. While in some circumstances the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would prevail in such claim.

•
The overall performance of Secondary Investments will depend in large part on the performance of the underlying assets and the acquisition price paid for such Secondary Investments, which may be negotiated based on incomplete or imperfect information.

•
Where the Fund acquires a Portfolio Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Portfolio Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired.

•
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Portfolio Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fund Risks
The Fund’s investments in Portfolio Funds are subject to a number of risks, including:
•	Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly.
•
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities since their values may have an impact on the Portfolio Fund Manager’s compensation. The Fund intends to invest in Portfolio Funds that require an annual independent audit of their financial statements, which includes testing of portfolio valuations made by the Portfolio Fund Manager. The Sub‑Advisor will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Sub‑Advisor nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

•
The Fund may pay asset-based fees and performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the fees charged to the Fund by the Advisor. Moreover, an investor in the Fund will indirectly bear a proportionate share of the expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund. Thus, an investor in the Fund may be subject to higher operating expenses than if the investor invested in the Portfolio Funds directly. Investors could avoid the additional level of fees and expenses of the Fund by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for investment in Portfolio Funds.

•
Performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative.

•
Portfolio Funds generally are not registered as investment companies under the Investment Company Act; therefore, the Fund, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by the Investment Company Act. Portfolio Fund Managers may not be registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”), in which case the Fund, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

•	Some of the Portfolio Funds in which the Fund invests may have only limited operating histories.
•
There is a risk that the Fund may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the Investment Company Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. For example, the Fund is required to disclose the names and current fair market value of its investments in Portfolio Funds on a periodic basis, and a Portfolio Fund may object to public disclosure concerning the Fund’s investment and the valuation of such investment. Similarly, because of the Sub‑Advisor’s actual and potential fiduciary duties to its current and future clients, the Sub‑Advisor may limit the Fund’s ability to access or invest in certain Portfolio Funds. For example, the Sub‑Advisor may believe that the Fund’s disclosure obligations or other regulatory implications under the Investment Company Act may adversely affect the ability of such other clients to access, or invest in, a Portfolio Fund. Furthermore, an investment by the Fund could cause the Fund and other funds managed or sub‑advised by the Sub‑Advisor to become affiliated persons of a Portfolio Fund under the Investment Company Act and prevent them from engaging in certain transactions. The Fund may forego certain voting rights with respect to the Portfolio Funds in an effort to avoid “affiliated person” status under the Investment

Company Act. The Sub‑Advisor may also refrain from including a Portfolio Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the Investment Company Act for the Fund and the Sub‑Advisor’s other clients if such an investment was made. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the Investment Company Act, may cause the Fund to invest in different Portfolio Funds than other clients of the Sub‑Advisor.

•
Although the Sub‑Advisor will seek to receive detailed information from each Portfolio Fund regarding its historical performance and business strategy, in most cases the Sub‑Advisor will have little or no means of independently verifying this information. A Portfolio Fund may use proprietary investment strategies that are not fully disclosed to the Sub‑Advisor, which may involve risks under some market conditions that are not anticipated by the Sub‑Advisor.

•	The Fund may receive from a Portfolio Fund an in‑kind distribution of securities that may be illiquid or difficult to value and difficult to dispose of.
•
The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. The Fund expects to allocate a portion of its Managed Assets to the Income-Focused Sleeve in part for the purpose of funding capital calls.

•
If the Fund fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) cause the Fund to be subject to certain penalties from the Portfolio Funds, or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

•
A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions.

•
Portfolio Funds in which the Fund will acquire an interest may pursue different strategies or establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Although the Fund will be an investor in the Portfolio Funds, investors in the Fund will not themselves be equity holders of the Portfolio Funds and will not be entitled to enforce any rights directly against the Portfolio Funds or the Portfolio Fund Managers or assert claims directly against the Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to the Fund as an investor in the Portfolio Funds.

Illiquid Investments and Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments and Restricted Securities Risk
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. For example, Rule 144A under the 1933 Act provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. However, an insufficient number of qualified institutional buyers interested in purchasing the Rule 144A-eligible securities that the Fund holds could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. When registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses and considerable time may pass before the Fund is permitted to sell a security under an effective registration statement. If adverse market conditions develop during this period, the Fund might obtain a less favorable price than the price that prevailed when the Fund decided to sell. The Fund may be unable to sell restricted and other illiquid investments at opportune times or prices.

Investments in Non Voting Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Non‑Voting Stock
The Fund may hold its investment in a Portfolio Fund or a Portfolio Company in whole or in part in non‑voting form in order to avoid being deemed to be an “affiliated person” of such Portfolio Fund or Portfolio Company within the meaning of the Investment Company Act. To the extent the Fund invests in non‑voting securities or contractually waives the right to vote, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests, which may consequently adversely affect the Fund and its investors.

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non‑Diversified Status
The Fund is a non‑diversified fund. As defined in the Investment Company Act, a non‑diversified fund may have a significant part of its investments in a smaller number of issuers than can a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non‑diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risk
An investment in the Shares is subject to investment risk, including the possible loss of the entire amount that you invest. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle. At any point in time an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment and certain other risks will be magnified.

Effect of Additional Subscriptions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Effect of Additional Subscriptions The Fund intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interest of existing shareholders in the Fund.
Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Best-Efforts Offering Risk
This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any Selling Agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and an investor could lose some or all of the value of his or her investment in the Shares. The Distributor is an affiliate of the Fund and the Advisor. As a result, the Distributor’s due diligence review and investigation of the Fund and this prospectus cannot be considered to be an independent review.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability or human error. The Advisor may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value. See “Net Asset Value.” When market quotations are not available, the Advisor may price such investments pursuant to a number of methodologies, such as computer-based analytical modeling or individual security evaluations. These methodologies generate approximations of market values, and there may be significant professional disagreement about the best methodology for a particular type of financial instrument or different methodologies that might be used under different circumstances. In the absence of an actual market transaction, reliance on such methodologies is essential, but may introduce significant variances in the ultimate valuation of the Fund’s investments. Technological issues and/or errors by pricing services or other third-party service providers may also impact the Fund’s ability to value its investments and the calculation of the Fund’s NAV.
When market quotations are not readily available or are believed by the Advisor to be unreliable, the Advisor will fair value the Fund’s investments in accordance with its policies and procedures. Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s‑length transaction. Fair value pricing may require determinations that are inherently subjective and inexact about the value of a security or other asset. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets, or that fair value pricing will reflect a price that the Fund is able to obtain upon sale, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, the Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.
A substantial portion of the Fund’s assets are expected to consist of securities of private companies for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Advisor is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. Securities held by the Fund may trade with bid‑offer spreads that may be significant. In addition, the Fund will hold privately placed securities for which no public market exists. There can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.
The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses shareholders will pay, the price a shareholder will receive in connection with a repurchase offer and the number of shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining shareholders to the benefit of shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage shareholders whose Shares were accepted for repurchase to the benefit of remaining shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre‑existing shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre‑existing shareholders to the benefit of subscribing investors. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Value.”

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for Investment Opportunities
The Fund competes for investments with other investment funds and institutional investors. Certain investors have increasingly begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Some of the Fund’s competitors are larger and may have greater financial and other resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able or willing to do. Furthermore, some of the Fund’s competitors may not be subject to the regulatory restrictions that the Investment Company Act imposes on it as a closed‑end fund. These factors may make it more difficult for the Fund to identify investment opportunities and achieve its investment objective.
The Fund is prohibited under the Investment Company Act from participating in certain transactions with certain of its affiliates (as well as affiliated persons of such affiliated persons) without relying on an available exemption or the prior approval of the SEC. Among others, affiliated persons of the Fund may include other investment funds managed by the Advisor, the Sub‑Advisor or other BlackRock investment advisers. As a result of such restrictions, the Fund may, for example, be precluded from acquiring the securities of an issuer that is an affiliated person (or an affiliated person of an affiliated person) of the Fund as a result of an investment in the issuer held by other investment funds advised by the Advisor or the Sub‑Advisor. The Investment Company Act also prohibits certain “joint” transactions with the Fund’s affiliates, which in certain circumstances could include investments in the same Portfolio Fund or Direct Investment (whether at the same or different times to the extent the transaction involves jointness), without prior approval from the SEC or reliance on an applicable exemptive rule under the Investment Company Act or other regulatory guidance. Even though the Fund is covered by exemptive relief that permits certain “joint” transactions, the conditions imposed by the SEC in granting such relief may preclude the Fund from transactions in which it would otherwise wish to engage. There can be no assurance that any such conditions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities.
In addition, entering into certain transactions that are not deemed “joint” transactions (for purposes of the Investment Company Act and relevant guidance from the SEC) may potentially lead to joint transactions within the meaning of the Investment Company Act in the future. This may be the case, for example, with issuers who are near default and more likely to enter into restructuring or work‑out transactions with their existing investors, which may include the Fund and its affiliates. This could also be the case, for example, if an affiliate of the Fund acquires securities of an issuer in which the Fund is invested subsequent to the Fund’s investment and an opportunity arises for both the Fund and that affiliate to make an additional investment in the issuer or to dispose of the issuer’s securities held by the Fund and its affiliate in a negotiated transaction. In some cases, to avoid the potential of future joint transactions, the Advisor or Sub‑Advisor may avoid allocating an investment opportunity to the Fund that it would otherwise allocate.
BCIA and the Fund may rely on exemptive relief that permits the portion of the Fund’s assets that are managed by BCIA to co‑invest with affiliated investment funds advised or sub‑advised by BCIA or its controlled subsidiaries in private transactions where terms other than price are negotiated. Co‑investments in such private transactions made in reliance on the Co‑Investment Order are subject to compliance with the conditions and other requirements contained in the Co‑Investment Order. The Fund generally will not be permitted to co‑invest alongside its affiliates (including any fund managed by the Advisor, the Sub‑Advisor or their respective affiliates) in privately negotiated transactions in which a term other than price is negotiated unless such transactions are covered by the Co‑Investment Order or otherwise permitted under existing regulatory guidance. In some instances, the Fund will not be permitted to invest in privately negotiated transactions in which a term other than price is negotiated where the conditions of the Co‑Investment Order are not able to be satisfied or where the Board has established criteria limiting the Fund’s participation in those types of transactions. For example, and without limitation, pursuant to certain Board-established criteria, the Fund generally will not participate in Primary Investments in Portfolio Funds. In other cases, the conditions of the Co‑Investment Order may preclude the Fund from investing in the securities of an issuer in which an affiliated investment fund already holds an existing investment.
Pursuant to the terms of the Co‑Investment Order, it is expected that any co‑investment will be made on equal footing with other affiliated investment funds advised or sub‑advised by BCIA, generally including the same terms and conditions. In some cases, the requirement to participate with other affiliated investment funds on the same terms and conditions may result in an investment by the Fund being structured in a manner that differs from how the investment may have been structured if the Fund were not investing in reliance on the Co‑Investment Order. In addition, a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Fund will be generally required to make certain findings in connection with potential co‑investment transactions in reliance on the Co‑Investment Order, which could impact the manner in which any such investment is structured. To the extent the Fund is able to make co‑investments with other affiliated investment funds advised or sub‑advised by BCIA in reliance on the Co‑Investment Order, these co‑investment transactions may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating affiliated investment funds or between the Fund and other affiliated investment funds advised by BCIA.
Affiliated investment funds currently existing or formed in the future may invest in asset classes similar to those targeted by the Fund. As a result, the Advisor, the Sub‑Advisor and/or their affiliates may face conflicts in allocating investment opportunities between the Fund and such other entities. An investment opportunity that is suitable for multiple clients of the Advisor, the Sub‑Advisor and their affiliates may not be shared among some or all of such clients and affiliates due to the limited scale of the opportunity or other factors, including restrictions imposed by the Investment Company Act or the Fund. Although the Advisor, the Sub‑Advisor and their affiliates, in the aggregate, will allocate investment opportunities to the Fund in what they believe to be a fair and equitable manner over time, it is possible that over time the Fund may not be able to participate in certain investments made by affiliated investment funds that it might otherwise have desired to participate in.
See “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non‑U.S. Securities Risk
The Fund may invest in Non‑U.S. Securities. Such investments involve certain risks not involved in domestic investments. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States and, therefore, the prices of Non‑U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non‑U.S. Securities to make payments of principal and interest to investors located outside the country. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in Non‑U.S. Securities. The Fund will be subject to additional risks if it invests in Non‑U.S. Securities, which include seizure or nationalization of foreign deposits. Non‑U.S. Securities may trade on days when the Fund’s Shares are not priced or traded.
Rules adopted under the Investment Company Act permit the Fund to maintain its Non‑U.S. Securities and foreign currency in the custody of certain eligible non‑U.S. banks and securities depositories, and the Fund generally holds its Non‑U.S. Securities and foreign currency in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Certain banks in foreign countries may not be eligible sub‑custodians for the Fund, which may preclude the Fund from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting portfolio transactions on a timely basis with respect to any securities of issuers held outside their countries.
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non‑U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Accounting standards in other countries are not necessarily the same as in the United States.
If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Advisor and/or the Sub‑Advisor, as applicable, to completely and accurately determine a company’s financial condition.
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non‑public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its Non‑U.S. Securities.
Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and foreign countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of U.S. listing exchanges. Accordingly, the Fund’s Non‑U.S. Securities may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.
The Fund may file claims to recover withholding tax on dividend and interest income (if any) received from issuers in certain countries where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund in the future is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding tax based on a continuous assessment of probability of recovery, the NAV of the Fund generally includes accruals for such tax refunds. The Fund continues to evaluate tax developments for potential impact to the probability of recovery. If the likelihood of receiving refunds materially decreases, for example due to a change in tax regulation or approach, accruals in the Fund’s NAV for such refunds may need to be written down partially or in full, which will adversely affect the Fund’s NAV. Investors in the Fund at the time an accrual is written down will bear the impact of any resulting reduction in NAV regardless of whether they were investors during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who tender their shares for repurchase prior to such time will not benefit from such NAV increase.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The Fund may invest in Non‑U.S. Securities of issuers in so‑called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in Non‑U.S. Securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non‑existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.
Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.
Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.
The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Frontier Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Frontier Markets Risk
Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The economies of frontier countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the NAV of Fund’s shares. These factors make investing in frontier countries significantly riskier than in other countries and any one of them could cause the NAV of a Fund’s shares to decline.
Governments of many frontier countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.
Certain foreign governments in countries in which the Fund may invest levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non‑recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
From time to time, certain companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company that operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
Investment in equity securities of issuers operating in certain frontier countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier countries and increase the costs and expenses of the Fund. Certain frontier countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier countries may also restrict investment opportunities in issuers in industries deemed important to national interests.
Frontier countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

EMU and Redenomination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
EMU and Redenomination Risk
Any partial or complete dissolution of the European Monetary Union (the “EMU”) could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. If one or more EMU countries were to stop using the Euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to foreign currency risk, liquidity risk and valuation risk to a greater extent than similar investments currently denominated in Euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU‑related investments, or should the Euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Advisor may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Publicly Traded Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Publicly Traded Equity Securities Risk
Stock markets are volatile, and the prices of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Although common stocks have historically generated higher average total returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. A common stock may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common equity securities in which the Fund may invest are structurally subordinated to preferred stock, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently more risky than preferred stock or debt instruments of such issuers.
Investments in ADRs, EDRs, GDRs and other similar global instruments are generally subject to risks associated with equity securities and investments in Non‑U.S. Securities. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Investments in ETFs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in ETFs
Subject to the limitations set forth in the Investment Company Act and the Fund’s governing documents or as otherwise permitted by the SEC, the Fund may acquire shares in other affiliated and unaffiliated ETFs. The market value of the shares of other investment companies may differ from their NAV. As an investor in ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Advisor through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in ETFs.
The securities of ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s Shares) will be diminished.
Many ETFs are not actively managed and may be affected by a general decline in market segments relating to an index. An index ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
By investing in any Blocker Subsidiary, the Fund will be indirectly exposed to the risks associated with such Subsidiary’s investments. The instruments that will be held by any Blocker Subsidiary will generally be similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. The Blocker Subsidiaries will not be registered under the Investment Company Act, and, unless otherwise noted in this prospectus, will not be subject to all the investor protections of the Investment Company Act. However, the Fund will wholly own and control any Blocker Subsidiary. The Fund’s Board will have oversight responsibility for the investment activities of the Fund, including its investment in the Blocker Subsidiaries, and the Fund’s role as sole shareholder of any Blocker Subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a Blocker Subsidiary is formed could result in the inability of the Fund and/or any Blocker Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, changes in U.S. tax laws could affect the U.S. tax treatment of, or consequences of owning, the Fund or the Blocker Subsidiaries, including under the RIC rules.

Fixed Income Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Securities Risks
Fixed-income securities in which the Fund may invest are generally subject to the following risks:
Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Advisor. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-related securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
The Fund’s expected use of leverage will tend to increase the Fund’s interest rate risk. The Fund may utilize certain strategies, including taking positions in futures or interest rate swaps, for the purpose of reducing the interest rate sensitivity of fixed-income securities held by the Fund and adjusting the Fund’s exposure to interest rate risk. The Fund is not required to hedge its exposure to interest rate risk and may choose not to do so. In addition, there is no assurance that any attempts by the Fund to reduce interest rate risk will be successful or that any hedges that the Fund may establish will perfectly correlate with movements in interest rates.
The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general or if there is a cap on the interest rate that can be paid. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. The Fund also may invest in inverse floating rate debt securities, which may decrease in value if interest rates increase, and which also may exhibit greater price volatility than fixed rate debt obligations with similar credit quality. To the extent the Fund holds variable or floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s common shares.
Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer.
Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to make timely payments of interest or principal when due, or otherwise honor their obligations, because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. See “—Below Investment Grade Securities Risk.” In
addition, to the extent the Fund uses credit derivatives to sell credit protection to its counterparty, such use will expose it to additional risk of the occurrence of a credit event in respect of the bonds underlying the derivatives. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.
Prepayment Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Duration and Maturity Risk. The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Advisor may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Advisor deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Advisor’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above.
Spread Risk. Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Yield and Ratings Risk
The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Advisor will consider such an event in determining whether the Fund should continue to hold the security.

U S Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Debt Securities Risk
U.S. Debt Securities generally involve lower levels of credit risk than other types of fixed-income securities of similar maturities, although, as a result, the yields available from U.S. Debt Securities are generally lower than the yields available from such other securities. Like other fixed-income securities, the values of U.S. Debt Securities change as interest rates fluctuate. On August 5, 2011, S&P lowered its long-term sovereign credit rating on U.S. Debt Securities to AA+ from AAA. The downgrade by S&P and any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Advisor cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Sovereign Debt and Supranational Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sovereign Debt and Supranational Debt Risk
Investments in sovereign debt involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. The ability of a foreign sovereign issuer, especially an emerging market country, to make timely payments on its debt obligations will also be strongly influenced by the sovereign issuer’s balance of payments, including export performance, its access to international credit facilities and investments, fluctuations of interest rates and the extent of its foreign reserves. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Also, there can be no assurances that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted and the Fund may be unable to collect all or any part of its investment in a particular issue. Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt and increase the costs and expenses of the Fund.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bonds Risk
The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this prospectus in further detail, including under “—Fixed-Income Securities Risks—Credit Risk,” “—Fixed-Income Securities Risks—Interest Rate Risk,” “—Fixed-Income Securities Risks—Prepayment Risk,” “—Inflation Risk” and “—Deflation Risk.” There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described herein under “—Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Advisor), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. See “—Risk Associated with Recent Market Events.”
Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in common shares of the Fund, both in the short-term and the long-term.
The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low‑grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low‑grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.
The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Advisor also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Advisor’s credit analysis than would be the case when the Fund invests in rated securities.
The Fund may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Advisor). For these securities, the risks associated with below investment grade instruments are more pronounced.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loan Risk
Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed-income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed-income securities, which are often subordinated and unsecured. See “—Below Investment Grade Securities Risk.” Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed-income securities, which may have fixed interest rates.
There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund’s investments, and the Advisor relies primarily on its own evaluation of a Borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical ability of the Advisor.
The Fund may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non‑payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.
No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.
Although the Senior Loans in which the Fund may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the Borrower’s obligation in the event of non‑payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of Senior Loans.
Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Advisor, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.
The Fund may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the Borrower and the institution selling the participation.
The Fund’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the Borrower, or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or shareholders. Because of the nature of its investments, the Fund may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

Second Lien Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Loans Risk
Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.

Mezzanine Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Securities Risk
Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non‑investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure.
Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Bank Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bank Loans Risk
The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments are subject to both interest rate risk and credit risk, and the risk of non‑payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Risks of Loan Assignments and Participations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Loan Assignments and Participations
As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‑off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‑off between the lender and the borrower.

LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk
The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1‑month, 3‑month, 6‑month and 12‑month U.S. dollar LIBOR settings ceased to be published and are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average, ceased to be published or representative after December 31, 2021. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act , which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Insolvency of Issuers of Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insolvency of Issuers of Indebtedness Risk
Various laws enacted for the protection of creditors may apply to indebtedness in which the Fund invests. The information in this and the following paragraph is applicable with respect to U.S. issuers subject to U.S. federal bankruptcy law. Insolvency considerations may differ with respect to other issuers. If, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness, a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness and that, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of indebtedness in which the Fund invests, payments made on such indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency.
The Fund does not anticipate that it will engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference or subordination. There can be no assurance, however, as to whether any lending institution or other party from which the Fund may acquire such indebtedness engaged in any such conduct (or any other conduct that would subject such indebtedness and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
Indebtedness consisting of obligations of non‑U.S. issuers may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These insolvency considerations will differ depending on the country in which each issuer is located or domiciled and may differ depending on whether the issuer is a non‑sovereign or a sovereign entity.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The use of leverage creates an opportunity for increased common share gains, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of NAV of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the common shares than if the Fund were not leveraged;
•	when the Fund uses financial leverage, the management fee payable to the Advisor will be higher than if the Fund did not use leverage; and
•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit the holders of common shares. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage would likely operate to reduce the income and/or total returns to holders of common shares relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
The Fund may utilize leverage through investments in derivatives. See “Risks—Strategic Transactions Risk.” Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. The Advisor does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate shareholders.
The Fund may invest in the securities of other investment companies. Such investment companies may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the NAV of the Fund’s common shares and the returns to the holders of common shares.

Strategic Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Strategic Transactions Risk
The Fund may engage in various Strategic Transactions for hedging purposes or to enhance total return. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund’s costs associated with any leverage strategy that it may employ. The use of Strategic Transactions to enhance current income may be particularly speculative.
Strategic Transactions involve risks. The risks associated with Strategic Transactions include (i) the imperfect correlation between the value of such instruments and the underlying assets, (ii) the possible default of the counterparty to the transaction, (iii) illiquidity of the derivative instruments, and (iv) high volatility losses caused by unanticipated market movements, which are potentially unlimited. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non‑standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent prompt liquidation of positions, subjecting the Fund to the potential of greater losses. Furthermore, the Fund’s ability to successfully use Strategic Transactions depends on the Advisor’s and/or the Sub‑Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. Please see the Fund’s SAI for a more detailed description of Strategic Transactions and the various derivative instruments the Fund may use and the various risks associated with them.
Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty have become subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. The CFTC and federal banking regulators also have imposed margin requirements on non‑cleared OTC derivatives, and the SEC’s non‑cleared margin requirements for security-based swaps became effective on November 1, 2021. Applicable margin requirements may increase the overall costs for the Fund.
Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price that the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments.
While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.
Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by the Fund. Because derivative transactions in which the Fund may engage may involve instruments that are not traded on an exchange or cleared through a central counterparty but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery, or may obtain no recovery, in such circumstances. Although the Fund intends to enter into transactions only with counterparties that the Advisor or Sub‑Advisor, as applicable, believes to be creditworthy, there can be no assurance that, as a result, a counterparty will not default and that the Fund will not sustain a loss on a transaction. In the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
The counterparty credit risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since a clearing organization is the counterparty to a cleared derivative contract and a clearing organization is generally considered to be of better credit quality than a counterparty to an unclear OTC derivative transaction.
However, there can be no assurance that a clearing organization, or its members, will satisfy its obligations to the Fund, or that the Fund would be able to recover the full amount of assets deposited on its behalf with the clearing organization in the event of the default by the clearing organization or the Fund’s clearing broker. In addition, cleared derivative transactions benefit from daily marking‑to‑market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Uncleared OTC derivative transactions generally may not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
In addition, the Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.
Swaps Risk. Swaps are a type of derivative. Swap agreements involve the risk of changes in market value of the swap position as well as the risk that the swap counterparty will default on its payment or other obligations to the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. In order to seek to hedge the value of the Fund’s portfolio, to hedge against increases in the Fund’s cost associated with interest payments on any outstanding borrowings or to seek to increase the Fund’s return, the Fund may enter into swaps, including interest rate swap, total return swap (sometimes referred to as a “contract for difference”) and/or credit default swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally (including counterparty risk, high volatility, illiquidity risk and credit risk), credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default or other credit event by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) requires that certain derivatives with U.S. persons must be executed on a regulated market and a substantial portion of OTC derivatives must be submitted for clearing to regulated clearinghouses. As a result, swap transactions entered into by the Fund may become subject to various requirements applicable to swaps under the Dodd-Frank Act, including clearing, exchange-execution, reporting and recordkeeping requirements, which may make it more difficult and costly for the Fund to enter into swap transactions and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Furthermore, the number of counterparties that may be willing to enter into swap transactions with the Fund may also be limited if the swap transactions with the Fund are subject to the swap regulation under the Dodd-Frank Act.
Credit default and total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its Managed Assets, the Fund would be subject to investment exposure on the notional amount of the swap in excess of any premium and margin required to establish and maintain the position. Total return swap agreements are subject to market risks as well as the risk that a counterparty will default on its payment obligations to the Fund thereunder. The Fund is not required to enter into swap transactions for hedging purposes or to enhance income or gain and may choose not to do so. In addition, the swaps market is subject to a changing regulatory environment. It is possible that regulatory or other developments in the swaps market could adversely affect the Fund’s ability to successfully use swaps.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of assets or income from investment will be worth less in the future, as inflation decreases the value of money. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy. As inflation increases, the real value of the common shares and distributions on those shares can decline. In addition, during any periods of rising inflation, interest rates on any borrowings by the Fund would likely increase, which would tend to further reduce returns to the holders of common shares.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Deflation Risk
Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Risk Associated with Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Associated with Recent Market Events
While interest rates have been historically low in recent years in the United States and abroad, inflation rates have recently risen significantly and the Federal Reserve and other central banks have recently begun raising interest rates to address inflation which, among other factors, has led to markets experiencing high volatility. A significant increase in interest rates may cause a further decline in the market for equity securities and could lead to a recession. Further, regulators have expressed concern that rate increases may contribute to price volatility. The impact of inflation and the recent actions of the Federal Reserve have led to market volatility and may negatively affect the value of debt instruments held by the Fund and result in a negative impact on the Fund’s performance. See “Risks—Inflation Risk.”
In addition, the current contentious domestic political environment, as well as political and diplomatic events in the United States and abroad, such as presidential elections in the United States or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in adverse consequences (including a government shutdown) to the U.S. regulatory landscape, the general market environment and/or investment sentiment, which could negatively impact the Fund’s investments and operations. Such adverse consequences may affect investor and/or consumer confidence and may adversely impact financial markets and the broader economy, potentially to a significant degree. In recent years, some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.
An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria, Russia, Ukraine and the Middle East, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, the Russian invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, the exit or potential exit of one or more countries from the EU or the
EMU, and continued changes in the balance of political power among and within the branches of the U.S. government, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, could have a severe adverse effect on Russia and the European region, including significant negative impacts on the Russian economy, the European economy and the markets for certain securities and commodities, such as oil and natural gas, and may likely have collateral impacts on such sectors globally as well as other sectors. How long such military action and related events will last cannot be predicted.
China and the United States have each imposed tariffs on the other country’s products. These actions may cause a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
On January 31, 2020, the UK officially withdrew from the EU (commonly known as “Brexit”). The UK and EU reached a preliminary trade agreement, which became effective on January 1, 2021, regarding the terms of their future trading relationship relating principally to the trading of goods rather than services, including financial services; however, negotiations are ongoing for matters not covered by the trade agreement, such as the trade of financial services. Due to uncertainty of the current political environment, it is not possible to foresee the form or nature of the future trading relationship between the UK and the EU. In the short term, financial markets may experience heightened volatility, particularly those in the UK and Europe, but possibly worldwide. The UK and Europe may be less stable than they have been in recent years, and investments in the UK and EU may be difficult to value or subject to greater or more frequent volatility. The longer term economic, legal, political and social framework to be put in place between the UK and the EU remains unclear and the ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets may continue for some time. In particular, Brexit may lead to a call for similar referendums in other European jurisdictions which may cause increased economic volatility in the European and global markets and may destabilize some or all of the other EU member countries. This uncertainty may have an adverse effect on the economy generally and on the ability of the Fund and its investments to execute their respective strategies, to receive attractive returns and/or to exit certain investments at an advantageous time or price. In particular, currency volatility may mean that the returns of the Fund and its investments are adversely affected by market movements and may make it more difficult, or more expensive, if the Fund elects to execute currency hedges. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of portfolio companies or investments located in the UK or Europe. In light of the above, no definitive assessment can currently be made regarding the impact that Brexit will have on the Fund, its investments or its organization more generally.
Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the world in which the Fund invests.
The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Regulation and Government Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation and Government Intervention Risk
Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.
In light of popular, political and judicial focus on finance related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed‑end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.
The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.
Investment Company Act Regulations. The Fund is a registered closed‑end management investment company and as such is subject to regulations under the Investment Company Act. Generally speaking, any contract or provision thereof that is made, or where performance involves a violation of the Investment Company Act or any rule or regulation thereunder is unenforceable by either party unless a court finds otherwise.

Regulation as a Commodity Pool [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation as a “Commodity Pool”
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Advisor is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
The Fund’s primary vehicle for gaining exposure to the commodities markets is expected to be through investments in a non‑U.S. Blocker Subsidiary, which would invest primarily in commodity-related instruments and other derivatives. A non‑U.S. Blocker Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Blocker Subsidiary’s derivative positions.

Legal Tax and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal, Tax and Regulatory Risks
Legal, tax and regulatory changes could occur that may have material adverse effects on the Fund.
To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, meet certain source‑of‑income, asset diversification, and distribution requirements. If for any taxable year the Fund does not qualify as a RIC, all of its taxable income for that year (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The Biden presidential administration has called for significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. In this regard, there is significant uncertainty with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult‑to‑quantify macroeconomic and political risks with potentially far‑reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.
The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process and by the IRS and the U.S. Treasury Department. Revisions in U.S. federal tax laws and interpretations of these laws could adversely affect the tax consequences of your investment.

Failure to Qualify as a RIC or Satisfy Distribution Requirement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to Qualify as a RIC or Satisfy Distribution Requirement
To qualify for and maintain RIC qualification under the Code, the Fund must meet the following annual distribution, source‑of‑income and asset diversification requirements. See “Tax Matters.”
•
The annual distribution requirement for a RIC will be satisfied if the Fund distributes to shareholders on an annual basis at least 90% of the Fund’s net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because the Fund may borrow, it is subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict the Fund from making distributions necessary to satisfy the distribution requirement. If the Fund is unable to obtain cash from other sources, it could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

•
The source‑of‑income requirement will be satisfied if the Fund obtains at least 90% of its income for each year from dividends, interest, gains from the sale of stock or securities or similar passive sources.

•
The asset diversification requirement will be satisfied if the Fund meets certain asset diversification requirements at the end of each quarter of the Fund’s tax year. To satisfy this requirement, (i) at least 50% of the value of the Fund’s assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under the Code and its applicable regulations, by the Fund and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” A determination that two or more Blocker Subsidiaries are in the same or similar or related trades or businesses, and thus subject to a single 25% limitation under the asset diversification tests, could limit the Fund’s ability to pursue a particular investment. Failure to meet these diversification requirements may result in the Fund having to dispose of certain investments quickly in order to prevent the loss of its qualification as a RIC. Because most of the Fund’s investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

For the purpose of satisfying certain of the requirements for qualification as a RIC, the Fund may be required to “look through” to the character of the income, assets and investments held by certain Portfolio Funds in which the Fund has acquired an interest that are classified as partnerships for U.S. federal income tax purposes. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor and/or Sub‑Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Portfolio Funds in which the Fund can acquire an interest. Furthermore, although the Fund expects to receive information from each Portfolio Fund Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information.
If the Fund fails to qualify for or maintain RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.
Even if the Fund meets all necessary requirements to maintain its RIC tax treatment, including the 90% distribution requirement described above, the Fund may still be subject to a 4% nondeductible U.S. federal excise tax on certain of its undistributed income unless it distributes in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one‑year period ending October 31 in that calendar year and (3) any income recognized, but not distributed, in preceding years. The Fund will not be subject to excise taxes on amounts on which it is required to pay corporate income taxes (such as retained net capital gains).

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Dilution Risk
The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Declaration of Trust authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund expects to sell additional Shares or other classes of Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Potential Conflicts of Interest of the Advisor the Sub Advisor and Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest of the Advisor, the Sub‑Advisor and Others
The investment activities of BlackRock, the ultimate parent company of the Advisor and Sub‑Advisor, and its Affiliates, and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. Subject to the requirements of the Investment Company Act, BlackRock and its Affiliates intend to engage in such activities and may receive compensation from third parties for their services. BlackRock and its Affiliates generally are not under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BlackRock and its Affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate or another account managed by an Affiliate and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. BlackRock has adopted policies and procedures designed to address potential conflicts of interest. For additional information about potential conflicts of interest and the way in which BlackRock addresses such conflicts, please see “Conflicts of Interest” and “Management of the Fund—Portfolio Management—Potential Material Conflicts of Interest” in the SAI.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk
The Fund’s ability to achieve its investment objective depends upon the Advisor’s and the Sub‑Advisor’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Advisor’s and/or the Sub‑Advisor’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions.
The Fund’s allocation of its investments across Portfolio Funds, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Advisor’s and the Sub‑Advisor’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. There is no guarantee that the Advisor’s and/or the Sub‑Advisor’s allocation strategy will produce the desired results. The percentage of the Fund’s total assets allocated to any category of investment may at any given time be significantly less than the maximum percentage permitted pursuant to the Fund’s investment policies. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions. The flexibility of the Fund’s investment policies and the discretion granted to the Advisor and the Sub‑Advisor to invest the Fund’s assets across various segments, classes and geographic regions of the securities markets and in Portfolio Funds employing various strategies means that the Fund’s ability to achieve its investment objective may be more dependent on the success of its investment adviser than other investment companies.

Decision Making Authority Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Decision-Making Authority Risk
Investors have no authority to make decisions or to exercise business discretion on behalf of the Fund, except as set forth in the Fund’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day‑to‑day management of the Fund’s investment activities to the Advisor, subject to oversight by the Board.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor, the Sub‑Advisor and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund may invest in private, illiquid instruments, which may be highly specialized instruments that require investment techniques and risk analyses different from those associated with equities and bonds.

Reliance on the Advisor and Sub Advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Advisor and Sub‑Advisor
The Fund is dependent upon services and resources provided by the Advisor and the Sub‑Advisor, and therefore the Advisor’s and the Sub‑Advisor’s parent, BlackRock. Neither the Advisor nor the Sub‑Advisor is required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of the Advisor or the Sub‑Advisor will allocate a substantial portion of his or her time to the Fund. The loss of one or more individuals involved with the Advisor or the Sub‑Advisor could have a material adverse effect on the performance or the continued operation of the Fund. For additional information on the Advisor, Sub‑Advisor and BlackRock, see “Management of the Fund—Advisor and Sub‑Advisor.”

Reliance on Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Service Providers
The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Information Technology Systems [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Systems
The Fund is dependent on the Advisor for certain management services as well as back-office functions. The Advisor depends on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. It is possible that a failure of some kind which causes disruptions to these information technology systems could materially limit the Advisor’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial‑of‑service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the Advisor and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. As a result, the Fund or its shareholders could be negatively impacted.

Misconduct of Employees and of Service Providers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Misconduct of Employees and of Service Providers
Misconduct or misrepresentations by employees of the Advisor or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Advisor’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Advisor’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Advisor will identify or prevent any such misconduct.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. Additionally, in a declining market, portfolio turnover may create realized capital losses.

Closed End Fund Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed‑End Fund; Illiquidity of Shares
The Fund is designed primarily for long-term investors. An investment in the Shares, unlike an investment in a traditional listed closed‑end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open‑end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at an investor’s option. Unlike stocks of listed closed‑end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The NAV of the Shares may be volatile and the Fund’s use of leverage, if any, will increase this volatility. As the Shares are not traded, investors may not be able to dispose of their investment in the Fund when or in the amount desired, no matter how the Fund performs.
Although the Fund intends (but is not obligated) to make periodic offers to repurchase a limited number of its outstanding Shares after an initial two‑year period, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case the Fund may not repurchase all Shares tendered in that offer. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only a limited number of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Security Dividends [Text Block]	All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its Shares.
Security Voting Rights [Text Block]	All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its Shares.
Security Obligations of Ownership [Text Block]
Each common share (i.e., a Share) has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and, under the Delaware Statutory Trust Act, the purchasers of the Shares will have no obligation to make further payments for the purchase of the Shares or contributions to the Fund solely by reason of their ownership of the Shares, except that the Board of Trustees shall have the power to cause shareholders to pay certain expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of Shares owned by each respective shareholder, and except for the obligation to repay any funds wrongfully distributed. Distributions may be made to the holders of the Fund’s Institutional Shares and Class D Shares at the same time and in different per Share amounts on such Institutional Shares and Class D Shares if, as and when authorized and declared by the Board. Although an investment in any class of Shares represents an investment in the same assets of the Fund, the purchase restrictions and ongoing fees and expenses for each share class are different, resulting in different NAVs and distributions for each class of Shares. See “Plan of Distribution.”

Outstanding Security, Title [Text Block]	Common shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	14,696,665.75
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Liquidation Rights [Text Block]	Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value.
Preferred Stock Restrictions, Other [Text Block]	If the Fund issues preferred shares, it may be subject to restrictions imposed by the guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act. It is not anticipated that these covenants or guidelines would impede the Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
Institutional Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[3]
Management Fees [Percent]	1.75%	[4],[5]
Distribution/Servicing Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	1.08%	[7],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.52%	[9]
Total Annual Expenses [Percent]	4.35%	[8]
Waivers and Reimbursements of Fees [Percent]	(1.55%)	[4],[10]
Net Expense over Assets [Percent]	2.80%	[4],[10]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	14,671,665.75
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[3]
Management Fees [Percent]	1.75%	[4],[5]
Distribution/Servicing Fees [Percent]	0.25%	[6]
Acquired Fund Fees and Expenses [Percent]	1.08%	[7],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.51%	[9]
Total Annual Expenses [Percent]	4.59%	[8]
Waivers and Reimbursements of Fees [Percent]	(1.54%)	[4],[10]
Net Expense over Assets [Percent]	3.05%	[4],[10]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	25,000.00
Institutional Shares 1000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 48
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	208
Expense Example, Years 1 to 10	440
Class D Shares 1000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	51
Expense Example, Years 1 to 3	125
Expense Example, Years 1 to 5	220
Expense Example, Years 1 to 10	460
Class D Shares 25000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,270
Expense Example, Years 1 to 3	3,119
Expense Example, Years 1 to 5	5,488
Expense Example, Years 1 to 10	11,495
Institutional Shares 1000000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	48,308
Expense Example, Years 1 to 3	117,801
Expense Example, Years 1 to 5	208,461
Expense Example, Years 1 to 10	440,318
Institutional Shares 1000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	208
Expense Example, Years 1 to 10	440
Class D Shares 1000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	31
Expense Example, Years 1 to 3	125
Expense Example, Years 1 to 5	220
Expense Example, Years 1 to 10	460
Class D Shares 25000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	770
Expense Example, Years 1 to 3	3,119
Expense Example, Years 1 to 5	5,488
Expense Example, Years 1 to 10	11,495
Institutional Shares 1000000 No Tender [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28,308
Expense Example, Years 1 to 3	117,801
Expense Example, Years 1 to 5	208,461
Expense Example, Years 1 to 10	$ 440,318

[1]	There is no sales load for Institutional Shares or Class D Shares; however, investors may be required to pay brokerage commissions on purchases or sales of Institutional Shares or Class D Shares to their Selling Agents. Investors should consult with their Selling Agents about any additional fees or charges their Selling Agents might impose on each class of Shares in addition to any fees imposed by the Fund.
[2]	The Reinvestment Plan Agent’s (as defined below under “Dividend Reinvestment Plan”) fees for the handling of the reinvestment of dividends will be paid by the Fund. Any fees attributable to the Dividend Reinvestment Plan are included in the estimate of “Other Expenses.”
[3]	A 2.00% early repurchase fee payable to the Fund may be charged with respect to the repurchase of a shareholder’s Shares at any time prior to the one‑year anniversary of a shareholder’s purchase of the Shares (on a “first in - first out” basis). An early repurchase fee payable by a shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any shareholder. See “Repurchase of Fund Shares; Transfer Restrictions.”
[4]	Effective November 15, 2023, the Fund has entered into an Expense Agreement pursuant to which the Advisor has agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average monthly value of the net assets of each share class. Prior to November 15, 2023, the Advisor agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.75% of the Fund’s average quarterly value of the net assets of each share class pursuant to a prior expense limitation agreement that was in effect from the commencement of operations of the Fund until November 15, 2023. Subject to the terms of the Expense Agreement and provided that the Fund has more than $50 million in assets and BlackRock or an affiliate serves as the Fund’s investment adviser or administrator, expenses borne by the Advisor in the prior two fiscal years of the Fund are subject to recoupment by the Advisor. Such recoupment arrangement will terminate on December 31, 2027. The Fund will carry forward any waivers and/or reimbursements of fees and expenses in excess of the Expense Cap and repay the Advisor such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. The Expense Agreement continues from year to year if approved by a majority of the Fund’s Independent Trustees. The current term of the Expense Agreement expires on June 30, 2025. The Expense Agreement may be terminated prior to June 30, 2025 only by action of a majority of the Independent Trustees or by a vote of a majority of the Fund’s outstanding voting securities. See “Management of the Fund—Investment Management Agreement—Expense Agreement” for more information regarding the operating and other expenses that the Advisor has agreed to waive and/or reimburse pursuant to the Expense Agreement. The Fund and the Advisor have also entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Independent Trustees or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[5]	The Advisor receives a management fee at an annual rate equal to 1.75% of the Fund’s net assets determined monthly (before the accrual of the distribution fee and the management fee for that month and after the accrual of any expense reimbursements owed to the Fund by the Advisor pursuant to the Expense Agreement for that month). The Advisor has contractually agreed to reduce its net management fee to an annual rate of 1.00% until December 31, 2024, unless otherwise extended by agreement between the Fund and the Advisor (the “Fee Reduction Agreement”). See “Management of the Fund—Investment Management Agreement.”
[6]	Institutional Shares are not subject to a distribution fee or shareholder servicing fee. Class D Shares are subject to an ongoing shareholder servicing fee (the “Servicing Fee”) that will accrue at an annual rate equal to 0.25%. The Distributor uses these fees, in respect of the Class D Shares, to compensate Selling Agents for providing ongoing services in respect of clients who own Class D Shares of the Fund (and not for distribution services). See “Plan of Distribution.”
[7]	Includes fees and expenses of the Portfolio Funds in which the Fund invests. Some or all of the Portfolio Funds charge carried interest, incentive fees or allocations based on the Portfolio Funds’ performance. The Portfolio Funds in which the Fund invests generally charge a management fee of 1.00% to 2.00%, and approximately 20% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Portfolio Funds in which the Fund invests and have been calculated in good faith based on the most reasonably available information to the Fund at the time of calculation. Fees and expenses of Portfolio Funds may be substantially higher or lower in the future and, therefore, significantly affect “Acquired Fund Fees and Expenses,” because certain fees are based on the performance of the Portfolio Funds, which may fluctuate over time.
[8]	The Total Annual Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[9]	Other Expenses have been restated to reflect current fees.
[10]	Reflects a 0.75% contractual waiver on the management fee in place until December 31, 2024 pursuant to the Fee Reduction Agreement.